DBX ETF Trust | 1
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
August 31, 2024 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 97.7%
Australia — 4.6%
Ampol Ltd.
970 18,994
ANZ Group Holdings Ltd.
14,520 298,767
APA Group (a)
5,550 28,512
Aristocrat Leisure Ltd.
2,806 103,908
ASX Ltd.
853 35,346
BHP Group Ltd.
24,550 677,462
BlueScope Steel Ltd.
2,041 28,541
Brambles Ltd.
6,896 85,090
CAR Group Ltd.
1,697 43,487
Cochlear Ltd.
330 67,091
Coles Group Ltd.
6,521 82,934
Commonwealth Bank of
Australia
8,105 765,279
Computershare Ltd.
2,710 52,148
CSL Ltd.
2,335 485,450
Dexus REIT
4,839 23,647
Endeavour Group Ltd.
6,646 24,021
Fortescue Ltd.
8,570 105,977
Goodman Group REIT
8,318 188,043
GPT Group REIT
9,474 31,549
Insurance Australia Group Ltd.
12,019 61,420
Lottery Corp. Ltd.
11,654 39,361
Macquarie Group Ltd.
1,774 258,938
Medibank Pvt Ltd.
13,374 34,941
Mineral Resources Ltd.
821 22,311
Mirvac Group REIT
18,183 25,107
MMG Ltd. *
18,436 5,296
National Australia Bank Ltd.
14,914 385,309
Northern Star Resources Ltd.
5,986 61,828
Orica Ltd.
2,202 26,470
Origin Energy Ltd.
7,752 52,260
Pilbara Minerals Ltd. (b)
13,176 26,487
Pro Medicus Ltd.
320 32,640
Qantas Airways Ltd. *
4,623 20,996
QBE Insurance Group Ltd.
7,444 79,557
Ramsay Health Care Ltd.
921 25,901
REA Group Ltd.
281 41,653
Reece Ltd.
883 16,340
Rio Tinto Ltd.
1,775 134,017
Santos Ltd.
15,872 77,564
Scentre Group REIT
24,826 57,804
SEEK Ltd.
1,668 26,023
Seven Group Holdings Ltd.
875 24,329
Sonic Healthcare Ltd.
2,249 42,135
South32 Ltd.
21,180 45,014
Stockland REIT
10,602 36,023
Suncorp Group Ltd.
6,300 75,348
Telstra Group Ltd.
19,962 53,099
Transurban Group (a)
15,338 140,670
Treasury Wine Estates Ltd.
4,151 32,114
Number
of Shares Value $
Vicinity Ltd. REIT
16,114 24,213
Washington H Soul Pattinson &
Co. Ltd.
1,012 23,632
Wesfarmers Ltd.
5,474 268,989
Westpac Banking Corp.
16,795 355,127
WiseTech Global Ltd.
816 65,653
Woodside Energy Group Ltd.
9,038 166,331
Woolworths Group Ltd.
5,956 143,838
(Cost $5,216,598)
6,154,984
Austria — 0.1%
Erste Group Bank AG
1,658 90,740
OMV AG
689 29,992
Verbund AG
337 28,740
voestalpine AG
736 17,964
(Cost $144,457)
167,436
Belgium — 0.5%
Ageas SA/NV
710 36,510
Anheuser-Busch InBev SA/NV
4,448 271,900
D'ieteren Group
113 27,355
Elia Group SA/NV
165 18,075
Groupe Bruxelles Lambert NV
419 32,306
KBC Group NV
1,105 85,918
Lotus Bakeries NV
2 25,159
Sofina SA
80 19,455
Syensqo SA
352 28,949
UCB SA
642 116,173
Warehouses De Pauw CVA REIT
923 24,630
(Cost $705,531)
686,430
Brazil — 1.1%
Ambev SA
22,582 51,527
Atacadao SA *
2,964 4,718
B3 SA - Brasil Bolsa Balcao
26,696 60,062
Banco Bradesco SA
8,508 21,346
Banco BTG Pactual S.A
6,056 38,210
Banco do Brasil SA
8,583 42,824
BB Seguridade Participacoes SA
2,845 18,541
BRF SA *
3,410 15,870
Caixa Seguridade Participacoes
S/A
4,395 12,750
CCR SA
5,360 12,601
Centrais Eletricas Brasileiras SA
6,330 46,891
Cia de Saneamento Basico do
Estado de Sao Paulo
2,159 36,289
Cia Siderurgica Nacional SA
3,957 8,327
Cosan SA
5,210 12,350
CPFL Energia SA
1,773 10,724
Embraer SA *
3,441 28,592
Energisa SA
1,733 14,547
Engie Brasil Energia SA
1,304 10,449
Equatorial Energia SA
5,237 31,779

2 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
Hapvida Participacoes e
Investimentos SA, 144A *
29,356 22,085
Hypera SA
1,555 7,874
Inter & Co., Inc., Class A
1,120 8,232
JBS SA
4,483 27,840
Klabin SA
4,054 15,530
Localiza Rent a Car SA
4,067 29,853
Localiza Rent a Car SA *
41 295
Natura & Co. Holding SA
5,612 13,493
Nu Holdings Ltd./Cayman
Islands, Class A *
14,348 214,790
Pagseguro Digital Ltd., Class A *
795 8,801
Petroleo Brasileiro SA
18,190 138,589
PRIO SA
4,013 33,352
Raia Drogasil SA
6,249 30,558
Rede D'Or Sao Luiz SA, 144A
3,102 17,574
Rumo SA
6,301 24,428
Sendas Distribuidora SA *
6,318 10,728
StoneCo Ltd., Class A *
1,112 14,745
Suzano SA
3,896 38,020
Telefonica Brasil SA
2,207 20,296
TIM SA
4,993 15,823
TOTVS SA
3,654 19,431
Ultrapar Participacoes SA
3,444 14,275
Vale SA
16,379 173,149
Vibra Energia SA
5,134 23,429
WEG SA
7,848 75,403
XP, Inc., Class A
1,682 30,966
(Cost $1,318,493)
1,507,956
Canada — 7.5%
Agnico Eagle Mines Limited/
Mines Agnico Eagle Limitee
2,487 202,629
Air Canada *
875 10,025
Alimentation Couche-Tard, Inc.
3,762 214,752
AltaGas Ltd.
1,334 34,170
ARC Resources Ltd.
2,961 54,797
Bank of Montreal
3,505 293,139
Bank of Nova Scotia
5,932 296,105
Barrick Gold Corp.
5,686 114,804
Barrick Gold Corp.
2,794 56,138
BCE, Inc.
462 16,184
Brookfield Asset Management
Ltd., Class A
1,651 67,307
Brookfield Corp.
6,566 330,334
BRP, Inc.
152 11,024
CAE, Inc. *
1,546 27,659
Cameco Corp.
2,216 90,422
Canadian Apartment Properties
REIT
371 14,420
Canadian Imperial Bank of
Commerce
4,569 267,024
Canadian National Railway Co.
2,575 303,405
Canadian Natural Resources Ltd.
10,257 371,266
Number
of Shares Value $
Canadian Pacific Kansas City
Ltd.
4,498 373,384
Canadian Tire Corp. Ltd., Class A
260 29,642
Canadian Utilities Ltd., Class A
678 17,105
CCL Industries, Inc., Class B
712 40,708
Cenovus Energy, Inc.
6,600 122,386
CGI, Inc. *
1,017 114,578
Constellation Software, Inc.
97 316,749
Descartes Systems Group, Inc. *
456 45,981
Dollarama, Inc.
1,373 139,068
Element Fleet Management
Corp.
1,895 39,302
Emera, Inc.
1,366 51,441
Empire Co. Ltd., Class A
655 18,265
Enbridge, Inc.
10,638 427,999
Fairfax Financial Holdings Ltd.
103 124,348
First Quantum Minerals Ltd. *
3,382 42,587
FirstService Corp.
212 38,216
Fortis, Inc.
2,444 107,542
Franco-Nevada Corp.
938 114,538
George Weston Ltd.
286 46,517
GFL Environmental, Inc.
1,178 51,048
Gildan Activewear, Inc.
750 34,182
Great-West Lifeco, Inc.
1,255 41,254
Hydro One Ltd., 144A
1,796 61,051
iA Financial Corp., Inc.
496 38,122
IGM Financial, Inc.
258 7,597
Imperial Oil Ltd.
969 72,982
Intact Financial Corp.
893 168,064
Ivanhoe Mines Ltd., Class A *
3,118 41,576
Keyera Corp.
1,112 33,311
Kinross Gold Corp.
6,322 57,138
Loblaw Cos. Ltd.
765 99,839
Lundin Mining Corp.
3,399 35,260
Magna International, Inc.
1,237 51,990
Manulife Financial Corp.
8,542 235,853
MEG Energy Corp. *
1,191 23,720
Metro, Inc.
1,098 68,977
National Bank of Canada
1,684 154,311
Nutrien Ltd.
2,308 111,782
Onex Corp.
313 22,115
Open Text Corp.
1,304 41,491
Pan American Silver Corp.
1,778 35,912
Parkland Corp.
741 20,053
Pembina Pipeline Corp.
2,856 115,054
Power Corp. of Canada
2,813 86,353
Quebecor, Inc., Class B
862 21,409
Restaurant Brands International,
Inc.
1,483 103,034
Rogers Communications, Inc.,
Class B
1,783 72,278
Royal Bank of Canada
6,854 828,898

DBX ETF Trust | 3
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
Saputo, Inc.
1,263 28,088
Shopify, Inc., Class A *
5,844 432,820
Stantec, Inc.
576 47,173
Sun Life Financial, Inc.
2,828 154,153
Suncor Energy, Inc.
6,129 248,589
TC Energy Corp.
5,159 238,953
Teck Resources Ltd., Class B
2,209 105,774
TELUS Corp.
2,388 38,576
TFI International, Inc.
376 55,647
Thomson Reuters Corp.
762 130,512
TMX Group Ltd.
1,445 46,095
Toromont Industries Ltd.
437 39,129
Toronto-Dominion Bank
8,428 504,998
Tourmaline Oil Corp.
1,603 73,058
West Fraser Timber Co. Ltd.
307 27,166
Wheaton Precious Metals Corp.
2,181 134,794
WSP Global, Inc.
575 95,855
(Cost $7,310,884)
10,121,994
Chile — 0.1%
Antofagasta PLC
1,844 44,874
Banco de Chile
227,506 28,783
Banco de Credito e Inversiones
SA
482 14,765
Banco Santander Chile
337,623 17,367
Cencosud SA
7,881 15,956
Empresas CMPC SA
7,004 12,096
Empresas Copec SA
2,082 13,643
Enel Americas SA
107,638 11,533
Enel Chile SA
123,794 6,708
Falabella SA *
4,372 15,455
Latam Airlines Group SA
512,540 6,625
(Cost $192,209)
187,805
China — 6.2%
360 Security Technology, Inc.,
Class A
3,700 3,654
37 Interactive Entertainment
Network Technology Group
Co. Ltd., Class A
1,900 3,739
AAC Technologies Holdings, Inc.
3,489 14,832
Advanced Micro-Fabrication
Equipment, Inc., China, Class
A
350 6,668
Agricultural Bank of China Ltd.,
Class A
27,100 17,280
Agricultural Bank of China Ltd.,
Class H
135,649 60,016
Aier Eye Hospital Group Co. Ltd.,
Class A
4,061 5,557
Air China Ltd., Class A *
6,900 6,794
Akeso, Inc., 144A *
3,073 19,350
Alibaba Group Holding Ltd.
73,428 766,974
Aluminum Corp. of China Ltd.,
Class A
7,300 7,034
Number
of Shares Value $
Aluminum Corp. of China Ltd.,
Class H
18,258 11,450
Anhui Conch Cement Co. Ltd.,
Class A
1,200 3,541
Anhui Conch Cement Co. Ltd.,
Class H
5,999 12,986
Anhui Gujing Distillery Co. Ltd.,
Class A
100 2,427
Anhui Gujing Distillery Co. Ltd.,
Class B
526 7,083
ANTA Sports Products Ltd.
5,953 58,631
Asymchem Laboratories Tianjin
Co. Ltd., Class A
280 2,515
Autohome, Inc., ADR
328 8,252
AviChina Industry & Technology
Co. Ltd., Class H
21,432 9,180
Baidu, Inc., Class A *
11,450 121,801
Bank of Beijing Co. Ltd., Class A
11,100 8,221
Bank of China Ltd., Class A
16,800 11,352
Bank of China Ltd., Class H
390,140 177,114
Bank of Communications Co.
Ltd., Class A
11,800 11,835
Bank of Communications Co.
Ltd., Class H
42,711 30,947
Bank of Hangzhou Co. Ltd.,
Class A
3,100 5,571
Bank of Nanjing Co. Ltd., Class A
3,100 4,338
Bank of Ningbo Co. Ltd., Class A
2,210 6,313
Bank of Shanghai Co. Ltd., Class
A
5,590 5,583
Baoshan Iron & Steel Co. Ltd.,
Class A
10,200 8,576
Beijing Kingsoft Office Software,
Inc., Class A
256 6,580
Beijing Tong Ren Tang Co. Ltd.
100 496
Beijing Wantai Biological
Pharmacy Enterprise Co. Ltd.,
Class A
203 2,033
Beijing-Shanghai High Speed
Railway Co. Ltd., Class A
10,800 8,273
Bilibili, Inc., Class Z *
1,032 15,167
BOE Technology Group Co. Ltd.,
Class A
15,500 8,440
BYD Co. Ltd., Class A
300 10,556
BYD Co. Ltd., Class H
5,019 155,247
BYD Electronic International
Co. Ltd.
4,293 15,801
CGN Power Co. Ltd., Class A
5,389 3,634
CGN Power Co. Ltd., Class H,
144A
52,799 21,532
Changchun High-Tech Industry
Group Co. Ltd., Class A
200 2,323
Chaozhou Three-Circle Group
Co. Ltd., Class A
1,100 4,873
China CITIC Bank Corp. Ltd.,
Class H
44,942 25,993

4 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
China Coal Energy Co. Ltd.,
Class H
10,221 12,216
China Communications Services
Corp. Ltd., Class H
13,924 7,125
China Construction Bank Corp.,
Class A
4,300 4,568
China Construction Bank Corp.,
Class H
472,415 334,419
China Eastern Airlines Corp.
Ltd., Class A *
8,400 4,491
China Energy Engineering Corp.
Ltd., Class A
17,700 5,318
China Everbright Bank Co. Ltd.,
Class A
14,000 6,043
China Everbright Bank Co. Ltd.,
Class H
13,203 3,962
China Feihe Ltd., 144A
21,191 11,387
China Galaxy Securities Co. Ltd.,
Class A
1,470 2,308
China Galaxy Securities Co. Ltd.,
Class H
25,712 13,618
China Hongqiao Group Ltd.
12,574 17,254
China International Capital Corp.
Ltd., Class H, 144A
8,604 9,235
China Jushi Co. Ltd., Class A
4,400 6,213
China Life Insurance Co. Ltd.,
Class A
700 3,296
China Life Insurance Co. Ltd.,
Class H
35,275 53,470
China Literature Ltd., 144A *
2,004 6,348
China Longyuan Power Group
Corp. Ltd., Class H
18,205 14,241
China Mengniu Dairy Co. Ltd.
14,610 24,881
China Merchants Bank Co. Ltd.,
Class A
6,500 29,480
China Merchants Bank Co. Ltd.,
Class H
18,054 74,899
China Merchants Energy
Shipping Co. Ltd., Class A
6,700 7,098
China Merchants Securities Co.
Ltd., Class A
3,600 7,430
China Merchants Shekou
Industrial Zone Holdings Co.
Ltd., Class A
2,300 2,995
China Minsheng Banking Corp.
Ltd., Class A
13,500 6,532
China Minsheng Banking Corp.
Ltd., Class H
28,268 10,187
China National Building Material
Co. Ltd., Class H
30,956 8,932
China National Nuclear Power
Co. Ltd., Class A
5,600 8,642
China Northern Rare Earth
Group High-Tech Co. Ltd.,
Class A
1,300 3,085
China Oilfield Services Ltd.,
Class H
10,756 10,083
Number
of Shares Value $
China Pacific Insurance Group
Co. Ltd., Class A
2,100 8,781
China Pacific Insurance Group
Co. Ltd., Class H
13,857 36,163
China Petroleum & Chemical
Corp., Class A
9,200 8,838
China Petroleum & Chemical
Corp., Class H
116,041 78,871
China Railway Group Ltd., Class
H
18,089 8,398
China Resources
Microelectronics Ltd., Class A
622 3,046
China Resources Mixc Lifestyle
Services Ltd., 144A
3,457 11,482
China Resources Pharmaceutical
Group Ltd., 144A
13,734 9,687
China Shenhua Energy Co. Ltd.,
Class A
2,516 14,392
China Shenhua Energy Co. Ltd.,
Class H
15,633 67,562
China State Construction
Engineering Corp. Ltd., Class
A
13,900 10,569
China Three Gorges Renewables
Group Co. Ltd., Class A
12,800 8,252
China Tourism Group Duty Free
Corp. Ltd., Class A
800 6,885
China Tower Corp. Ltd., Class
H, 144A
251,673 30,984
China United Network
Communications Ltd., Class A
10,000 6,546
China Vanke Co. Ltd., Class A *
3,300 3,147
China Vanke Co. Ltd., Class H *
11,424 6,021
China Yangtze Power Co. Ltd.,
Class A
7,800 32,328
Chongqing Brewery Co. Ltd.,
Class A
200 1,569
Chongqing Changan Automobile
Co. Ltd., Class A
3,040 5,185
Chongqing Rural Commercial
Bank Co. Ltd., Class A
7,100 4,998
Chongqing Zhifei Biological
Products Co. Ltd., Class A
1,200 3,902
CITIC Ltd.
25,591 25,565
CITIC Securities Co. Ltd., Class A
2,930 7,973
CITIC Securities Co. Ltd., Class
H
8,431 12,737
CMOC Group Ltd., Class A
6,163 6,512
CMOC Group Ltd., Class H
20,273 16,535
Contemporary Amperex
Technology Co. Ltd., Class A
1,386 36,042
COSCO SHIPPING Energy
Transportation Co. Ltd., Class
A
2,600 5,355
COSCO SHIPPING Energy
Transportation Co. Ltd., Class
H
6,514 7,159

DBX ETF Trust | 5
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
COSCO SHIPPING Holdings Co.
Ltd., Class A
5,830 10,297
COSCO SHIPPING Holdings Co.
Ltd., Class H
16,211 22,244
Country Garden Holdings Co.
Ltd. * (c)
60,195 3,744
CRRC Corp. Ltd., Class A
8,000 8,058
CRRC Corp. Ltd., Class H
21,769 13,205
CSC Financial Co. Ltd., Class A
1,960 5,314
CSPC Pharmaceutical Group
Ltd.
44,674 27,614
Daqin Railway Co. Ltd., Class A
7,700 6,637
Dongfang Electric Corp. Ltd.,
Class A
100 193
East Money Information Co. Ltd.,
Class A
5,134 7,822
Ecovacs Robotics Co. Ltd., Class
A
200 1,133
ENN Energy Holdings Ltd.
3,572 23,316
Eve Energy Co. Ltd., Class A
900 4,253
Everbright Securities Co. Ltd.,
Class A
1,800 3,730
Focus Media Information
Technology Co. Ltd., Class A
3,200 2,587
Foshan Haitian Flavouring &
Food Co. Ltd., Class A
1,821 9,505
Fosun International Ltd.
20,586 10,692
Foxconn Industrial Internet Co.
Ltd., Class A
4,300 12,417
Fuyao Glass Industry Group Co.
Ltd., Class A
1,100 7,431
Fuyao Glass Industry Group Co.
Ltd., Class H, 144A
2,942 16,808
Ganfeng Lithium Group Co. Ltd.,
Class A
700 2,699
Genscript Biotech Corp. *
6,742 10,220
GF Securities Co. Ltd., Class A
2,000 3,341
Giant Biogene Holding Co. Ltd.,
144A
1,486 7,861
GigaDevice Semiconductor, Inc.,
Class A *
168 1,715
Ginlong Technologies Co. Ltd.,
Class A
300 2,522
GoerTek, Inc., Class A
1,500 4,494
Goldwind Science & Technology
Co. Ltd., Class A
4,300 5,010
Gotion High-tech Co. Ltd., Class
A
1,500 3,949
Great Wall Motor Co. Ltd., Class
A
1,200 3,921
Great Wall Motor Co. Ltd., Class
H
13,925 20,036
Gree Electric Appliances, Inc. of
Zhuhai, Class A
1,000 5,600
Guangdong Haid Group Co. Ltd.,
Class A
400 2,183
Guanghui Energy Co. Ltd., Class
A
2,500 2,102
Number
of Shares Value $
Guangzhou Automobile Group
Co. Ltd., Class A
3,800 3,967
Guangzhou Automobile Group
Co. Ltd., Class H
16,848 5,380
Guangzhou Tinci Materials
Technology Co. Ltd., Class A
800 1,619
Guosen Securities Co. Ltd.,
Class A (c)
5,900 7,524
Guotai Junan Securities Co. Ltd.,
Class A
2,500 5,205
H World Group Ltd., ADR
1,087 33,088
Haidilao International Holding
Ltd., 144A
8,512 14,322
Haier Smart Home Co. Ltd.,
Class A
2,100 7,326
Haier Smart Home Co. Ltd.,
Class H
13,087 40,363
Haitian International Holdings
Ltd.
4,391 12,276
Haitong Securities Co. Ltd.,
Class A
5,000 6,080
Haitong Securities Co. Ltd.,
Class H
13,895 6,183
Hangzhou First Applied Material
Co. Ltd., Class A
1,097 2,382
Hangzhou Silan Microelectronics
Co. Ltd., Class A *
800 2,135
Hansoh Pharmaceutical Group
Co. Ltd., 144A
6,661 17,050
Henan Shuanghui Investment &
Development Co. Ltd., Class A
1,100 3,603
Hengan International Group Co.
Ltd.
3,735 11,998
Hengli Petrochemical Co. Ltd.,
Class A
1,800 3,410
Hisense Home Appliances Group
Co. Ltd., Class H
2,402 6,222
Hithink RoyalFlush Information
Network Co. Ltd., Class A
400 5,807
Hoshine Silicon Industry Co.
Ltd., Class A
500 3,515
Hua Hong Semiconductor Ltd.,
144A
2,631 5,736
Huadian Power International
Corp. Ltd., Class A
8,000 6,263
Huadong Medicine Co. Ltd.,
Class A
700 2,911
Hualan Biological Engineering,
Inc., Class A
670 1,424
Huaneng Power International,
Inc., Class A
3,500 3,427
Huaneng Power International,
Inc., Class H
16,652 9,631
Huatai Securities Co. Ltd., Class
A
1,700 3,017
Huatai Securities Co. Ltd., Class
H, 144A
9,481 10,444
Huaxia Bank Co. Ltd., Class A
9,400 7,983

6 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
Huayu Automotive Systems Co.
Ltd., Class A
1,700 3,537
Huizhou Desay Sv Automotive
Co. Ltd., Class A
300 3,859
Hundsun Technologies, Inc.,
Class A
1,456 3,354
Hygon Information Technology
Co. Ltd., Class A
639 7,156
Iflytek Co. Ltd., Class A
900 4,366
Imeik Technology Development
Co. Ltd., Class A
140 2,863
Industrial & Commercial Bank of
China Ltd., Class A
18,571 15,666
Industrial & Commercial Bank of
China Ltd., Class H
325,759 187,573
Industrial Bank Co. Ltd., Class A
7,700 17,934
Industrial Securities Co. Ltd.,
Class A
1,950 1,422
Ingenic Semiconductor Co. Ltd.,
Class A
300 1,976
Inner Mongolia BaoTou Steel
Union Co. Ltd., Class A *
32,600 6,622
Inner Mongolia Junzheng Energy
& Chemical Industry Group
Co. Ltd., Class A
2,600 1,412
Inner Mongolia Yili Industrial
Group Co. Ltd., Class A
2,100 6,704
Inner Mongolia Yitai Coal Co.
Ltd., Class B
5,700 10,824
Innovent Biologics, Inc., 144A *
6,057 32,973
iQIYI, Inc., ADR *
1,680 3,612
JA Solar Technology Co. Ltd.,
Class A
1,764 2,461
JD Health International, Inc.,
144A *
5,051 15,254
JD Logistics, Inc., 144A *
13,434 16,453
JD.com, Inc., Class A
11,333 155,800
Jiangsu Eastern Shenghong Co.
Ltd., Class A
2,200 2,418
Jiangsu Expressway Co. Ltd.,
Class H
8,679 8,559
Jiangsu Hengli Hydraulic Co.
Ltd., Class A
600 4,317
Jiangsu Hengrui
Pharmaceuticals Co. Ltd.,
Class A
2,100 13,073
Jiangsu King's Luck Brewery JSC
Ltd., Class A
1,100 6,077
Jiangsu Yanghe Distillery Co.
Ltd., Class A
700 8,086
Jiangsu Zhongtian Technology
Co. Ltd., Class A
1,300 2,377
Jiangxi Copper Co. Ltd., Class A
2,200 6,313
Jiangxi Copper Co. Ltd., Class H
3,888 6,562
Jinko Solar Co. Ltd., Class A
4,383 4,446
Kanzhun Ltd., ADR
1,301 16,210
KE Holdings, Inc., ADR
3,082 45,737
Number
of Shares Value $
Kingdee International Software
Group Co. Ltd. *
14,242 11,269
Kingsoft Corp. Ltd.
5,013 13,790
Kuaishou Technology, 144A *
11,106 57,397
Kweichow Moutai Co. Ltd.,
Class A
400 81,436
Lenovo Group Ltd.
43,927 54,023
Lens Technology Co. Ltd., Class
A
2,610 6,469
Lepu Medical Technology Beijing
Co. Ltd., Class A
1,200 1,698
Li Auto, Inc., Class A *
6,061 61,288
Li Ning Co. Ltd.
10,776 20,259
Lingyi iTech Guangdong Co.,
Class A
3,100 3,665
Longfor Group Holdings Ltd.,
144A
9,984 11,280
LONGi Green Energy Technology
Co. Ltd., Class A
2,240 4,364
Luxshare Precision Industry Co.
Ltd., Class A
2,249 12,507
Luzhou Laojiao Co. Ltd., Class A
600 10,096
Mango Excellent Media Co. Ltd.,
Class A
1,200 3,277
Maxscend Microelectronics Co.
Ltd., Class A
160 1,498
Meituan, Class B, 144A *
23,990 363,643
Metallurgical Corp. of China
Ltd., Class A
5,900 2,455
Midea Group Co. Ltd., Class A
1,200 10,961
MINISO Group Holding Ltd.
2,152 9,080
Montage Technology Co. Ltd.,
Class A
617 4,581
Muyuan Foods Co. Ltd., Class
A *
734 3,993
NARI Technology Co. Ltd., Class
A
3,691 12,819
NAURA Technology Group Co.
Ltd., Class A
200 8,980
NetEase, Inc.
9,329 152,776
New China Life Insurance Co.
Ltd., Class A
1,300 6,061
New China Life Insurance Co.
Ltd., Class H
4,165 9,037
New Hope Liuhe Co. Ltd., Class
A *
1,400 1,779
New Oriental Education &
Technology Group, Inc. *
7,100 42,794
Ninestar Corp., Class A *
548 1,927
Ningbo Deye Technology Co.
Ltd., Class A
252 3,224
Ningbo Tuopu Group Co. Ltd.,
Class A
725 3,443
Ningxia Baofeng Energy Group
Co. Ltd., Class A
4,466 9,595
NIO, Inc., Class A *
6,666 28,723

DBX ETF Trust | 7
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
Nongfu Spring Co. Ltd., Class
H, 144A
10,503 38,252
Oppein Home Group, Inc., Class
A
500 3,128
Orient Securities Co. Ltd., Class
A
2,048 2,433
People's Insurance Co. Group of
China Ltd., Class A
5,600 4,740
People's Insurance Co. Group of
China Ltd., Class H
40,490 15,318
PetroChina Co. Ltd., Class A
7,700 9,700
PetroChina Co. Ltd., Class H
107,723 97,669
Pharmaron Beijing Co. Ltd.,
Class A
900 2,538
PICC Property & Casualty Co.
Ltd., Class H
31,867 41,275
Ping An Bank Co. Ltd., Class A
6,600 9,460
Ping An Insurance Group Co. of
China Ltd., Class A
3,100 19,255
Ping An Insurance Group Co. of
China Ltd., Class H
33,131 158,904
Poly Developments and
Holdings Group Co. Ltd.,
Class A
3,900 4,467
Pop Mart International Group
Ltd., 144A
3,442 20,238
Postal Savings Bank of China
Co. Ltd., Class A
14,000 9,342
Postal Savings Bank of China
Co. Ltd., Class H, 144A
37,792 20,307
Power Construction Corp. of
China Ltd., Class A
5,900 3,995
Qifu Technology, Inc., ADR
437 11,576
Qinghai Salt Lake Industry Co.
Ltd., Class A *
2,400 4,953
Rongsheng Petrochemical Co.
Ltd., Class A
2,550 3,169
SAIC Motor Corp. Ltd., Class A
2,400 4,252
Sanan Optoelectronics Co. Ltd.,
Class A
1,700 2,506
Sany Heavy Industry Co. Ltd.,
Class A
2,300 5,230
Satellite Chemical Co. Ltd.,
Class A
2,937 6,782
SDIC Power Holdings Co. Ltd.,
Class A
2,500 5,431
Seres Group Co. Ltd., Class A *
500 5,397
SF Holding Co. Ltd., Class A
1,860 9,538
SG Micro Corp., Class A
195 2,001
Shaanxi Coal Industry Co. Ltd.,
Class A
3,600 12,524
Shandong Gold Mining Co. Ltd.,
Class A
2,200 8,379
Shandong Gold Mining Co. Ltd.,
Class H, 144A
4,676 9,043
Shandong Hualu Hengsheng
Chemical Co. Ltd., Class A
900 2,901
Number
of Shares Value $
Shandong Weigao Group
Medical Polymer Co. Ltd.,
Class H
13,140 7,431
Shanghai Baosight Software Co.
Ltd., Class A
1,310 5,411
Shanghai Baosight Software Co.
Ltd., Class B
4,867 7,310
Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class A
1,100 3,498
Shanghai M&G Stationery, Inc.,
Class A
800 3,023
Shanghai Pharmaceuticals
Holding Co. Ltd., Class A
1,300 3,411
Shanghai Pharmaceuticals
Holding Co. Ltd., Class H
5,100 7,064
Shanghai Pudong Development
Bank Co. Ltd., Class A
9,300 11,060
Shanghai Putailai New Energy
Technology Co. Ltd., Class A
1,160 1,890
Shanghai Rural Commercial
Bank Co. Ltd., Class A
7,000 6,517
Shanghai United Imaging
Healthcare Co. Ltd., Class A
246 3,668
Shanxi Coking Coal Energy
Group Co. Ltd., Class A
1,600 1,801
Shanxi Xinghuacun Fen Wine
Factory Co. Ltd., Class A
420 10,477
Shenwan Hongyuan Group Co.
Ltd., Class A
11,900 7,588
Shenzhen Inovance Technology
Co. Ltd., Class A
1,050 6,414
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A
390 13,798
Shenzhen Transsion Holdings
Co. Ltd., Class A
368 4,153
Shenzhou International Group
Holdings Ltd.
3,873 31,986
Sichuan Chuantou Energy Co.
Ltd., Class A
1,900 4,610
Sichuan Road & Bridge Group
Co. Ltd., Class A
3,920 3,124
Silergy Corp.
1,619 23,862
Sinopharm Group Co. Ltd.,
Class H
6,961 16,229
Sinotruk Hong Kong Ltd.
5,525 13,816
Smoore International Holdings
Ltd., 144A
9,890 11,466
Sungrow Power Supply Co. Ltd.,
Class A
700 7,604
Sunny Optical Technology Group
Co. Ltd.
3,102 19,214
SUPCON Technology Co. Ltd.,
Class A
248 1,379
Suzhou Maxwell Technologies
Co. Ltd., Class A
160 1,844
TAL Education Group, ADR *
1,774 14,263
TBEA Co. Ltd., Class A
1,950 3,472

8 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
TCL Technology Group Corp.,
Class A
1,280 706
TCL Zhonghuan Renewable
Energy Technology Co. Ltd.,
Class A
1,375 1,596
Tencent Holdings Ltd.
31,669 1,551,407
Tencent Music Entertainment
Group, ADR
3,741 39,056
Tianqi Lithium Corp., Class A
800 2,966
Tingyi Cayman Islands Holding
Corp.
12,083 16,239
Tongcheng Travel Holdings Ltd.
5,859 10,940
Tongwei Co. Ltd., Class A
1,700 4,559
Topsports International Holdings
Ltd., 144A
16,543 6,174
TravelSky Technology Ltd., Class
H
4,252 5,284
Trina Solar Co. Ltd., Class A
1,184 2,880
Trip.com Group Ltd. *
2,672 126,853
Tsingtao Brewery Co. Ltd., Class
A
200 1,677
Tsingtao Brewery Co. Ltd., Class
H
3,468 20,102
Unigroup Guoxin
Microelectronics Co. Ltd.,
Class A
475 3,190
Unisplendour Corp. Ltd., Class A
1,880 5,235
Vipshop Holdings Ltd., ADR
1,713 21,481
Wanhua Chemical Group Co.
Ltd., Class A
1,021 10,514
Weichai Power Co. Ltd., Class A
2,100 3,839
Weichai Power Co. Ltd., Class H
11,204 17,156
Wens Foodstuff Group Co. Ltd.,
Class A
2,440 5,865
Will Semiconductor Co. Ltd.,
Class A
540 6,896
Wingtech Technology Co. Ltd.,
Class A
397 1,462
Wuliangye Yibin Co. Ltd., Class A
1,200 20,827
WUS Printed Circuit Kunshan
Co. Ltd., Class A
1,500 6,879
WuXi AppTec Co. Ltd., Class A
920 5,085
WuXi AppTec Co. Ltd., Class H,
144A
2,048 9,009
Wuxi Biologics Cayman, Inc.,
144A *
18,487 26,600
Xiaomi Corp., Class B, 144A *
76,257 190,696
Xinjiang Daqo New Energy Co.
Ltd., Class A
1,551 3,962
Xinyi Solar Holdings Ltd.
24,035 9,401
XPeng, Inc., Class A *
5,056 20,651
Yadea Group Holdings Ltd., 144A
6,835 9,642
Yankuang Energy Group Co. Ltd.,
Class A
1,365 2,734
Yankuang Energy Group Co. Ltd.,
Class H
15,897 20,631
Number
of Shares Value $
Yifeng Pharmacy Chain Co. Ltd.,
Class A
1,008 2,868
Yihai Kerry Arawana Holdings
Co. Ltd., Class A
1,000 3,649
Yonyou Network Technology Co.
Ltd., Class A *
1,700 2,089
YTO Express Group Co. Ltd.,
Class A
900 1,937
Yum China Holdings, Inc.
1,940 65,591
Yunnan Baiyao Group Co. Ltd.,
Class A
560 4,271
Yunnan Energy New Material Co.
Ltd., Class A
300 1,139
Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd.,
Class A
200 5,885
Zhaojin Mining Industry Co. Ltd.,
Class H
7,703 12,664
Zhejiang Chint Electrics Co. Ltd.,
Class A
1,200 2,971
Zhejiang Dahua Technology Co.
Ltd., Class A
2,500 4,839
Zhejiang Expressway Co. Ltd.,
Class H
7,852 5,065
Zhejiang Huayou Cobalt Co. Ltd.,
Class A
650 2,121
Zhejiang Jingsheng Mechanical
& Electrical Co. Ltd., Class A
600 2,004
Zhejiang Leapmotor Technology
Co. Ltd., 144A *
2,476 6,843
Zhongji Innolight Co. Ltd., Class
A
340 5,223
Zhongsheng Group Holdings Ltd.
3,740 4,293
Zhuzhou CRRC Times Electric
Co. Ltd., Class H
3,233 11,194
Zijin Mining Group Co. Ltd.,
Class A
5,700 12,865
Zijin Mining Group Co. Ltd.,
Class H
25,855 52,454
Zoomlion Heavy Industry
Science and Technology Co.
Ltd., Class A
4,400 3,923
ZTE Corp., Class A
1,512 5,296
ZTE Corp., Class H
3,401 6,856
ZTO Express Cayman, Inc.
1,901 41,736
(Cost $9,401,504)
8,346,985
Colombia — 0.0%
Bancolombia SA
1,292 11,736
Interconexion Electrica SA ESP
2,692 11,693
(Cost $24,936)
23,429
Cyprus — 0.0%
TCS Group Holding PLC, GDR
* (c)
(Cost $30,879)
538 0
Czech Republic — 0.0%
CEZ AS
795 30,346

DBX ETF Trust | 9
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
Komercni Banka AS
349 11,827
Moneta Money Bank AS, 144A
1,586 7,633
(Cost $38,768)
49,806
Denmark — 2.4%
A.P. Moller — Maersk A/S, Class
A
15 21,773
A.P. Moller — Maersk A/S, Class
B
20 29,831
Carlsberg AS, Class B
493 57,862
Coloplast A/S, Class B
583 79,500
Danske Bank A/S
3,417 106,640
Demant A/S *
568 24,039
DSV A/S
842 150,355
Genmab A/S *
296 82,180
Novo Nordisk A/S, Class B
15,660 2,177,005
Novonesis (Novozymes) B, Class
B
1,682 116,651
Orsted AS, 144A *
944 54,641
Pandora A/S
418 73,155
ROCKWOOL A/S, Class B
51 22,099
Tryg A/S
1,731 38,580
Vestas Wind Systems A/S *
4,785 109,838
Zealand Pharma A/S *
308 40,462
(Cost $1,345,889)
3,184,611
Egypt — 0.0%
Commercial International Bank -
Egypt (CIB)
13,330 23,875
Eastern Co. SAE
5,886 3,081
Talaat Moustafa Group
5,332 6,470
(Cost $35,814)
33,426
Finland — 0.6%
Elisa OYJ
617 30,841
Fortum OYJ
2,203 35,213
Kesko OYJ, Class B
1,390 28,218
Kone OYJ, Class B
1,589 85,716
Metso Corp.
3,346 33,954
Neste OYJ
1,994 46,618
Nokia OYJ
26,504 116,546
Nordea Bank Abp
15,321 180,875
Orion OYJ, Class B
543 28,793
Sampo OYJ, Class A
2,235 99,836
Stora Enso OYJ, Class R
2,869 37,089
UPM-Kymmene OYJ
2,605 88,057
Wartsila OYJ Abp
2,487 55,038
(Cost $889,510)
866,794
France — 6.9%
Accor SA
842 35,434
Aeroports de Paris SA
148 19,386
Air Liquide SA
2,810 524,074
Airbus SE
2,871 440,560
Alstom SA *
1,423 29,061
Number
of Shares Value $
Amundi SA, 144A
326 24,504
Arkema SA
233 21,674
AXA SA
8,880 337,669
BioMerieux
199 23,031
BNP Paribas SA
4,902 339,101
Bollore SE
3,081 20,281
Bouygues SA
893 31,993
Bureau Veritas SA
1,505 49,643
Capgemini SE
757 156,898
Carrefour SA
2,711 43,692
Cie de Saint-Gobain SA
2,258 197,383
Cie Generale des Etablissements
Michelin SCA
3,292 129,220
Covivio SA REIT
175 9,750
Credit Agricole SA
5,269 82,444
Danone SA
3,189 221,378
Dassault Aviation SA
104 22,395
Dassault Systemes SE
3,213 125,302
Edenred SE
1,221 51,572
Eiffage SA
373 39,087
Engie SA
9,061 159,555
EssilorLuxottica SA
1,437 340,248
Eurazeo SE
209 16,472
Gecina SA REIT
227 24,967
Getlink SE
1,651 29,775
Hermes International SCA
153 366,835
Ipsen SA
180 21,827
Kering SA
356 101,922
Klepierre SA REIT
1,063 31,797
La Francaise des Jeux SAEM,
144A
447 18,223
Legrand SA
1,299 145,315
L'Oreal SA
1,162 509,423
LVMH Moet Hennessy Louis
Vuitton SE
1,332 992,835
Orange SA
8,840 100,649
Pernod Ricard SA
1,007 143,372
Publicis Groupe SA
1,134 124,625
Renault SA
993 47,145
Rexel SA
1,185 29,918
Safran SA
1,655 362,137
Sanofi SA
5,522 617,727
Sartorius Stedim Biotech
135 27,458
Schneider Electric SE
2,635 669,054
SEB SA
139 14,535
Societe Generale SA
3,392 81,852
Sodexo SA
477 42,446
Teleperformance SE
279 30,489
Thales SA
465 78,130
TotalEnergies SE
10,461 719,140
Unibail-Rodamco-Westfield
REIT *
558 44,694

10 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
Veolia Environnement SA
3,324 110,010
Vinci SA
2,387 285,364
Vivendi SE
3,329 37,332
(Cost $6,802,318)
9,300,803
Germany — 5.2%
adidas AG
798 204,649
Allianz SE
1,888 586,237
BASF SE
4,285 217,175
Bayer AG
4,675 143,999
Bayerische Motoren Werke AG
1,556 144,171
Bechtle AG
401 17,261
Beiersdorf AG
496 71,687
Brenntag SE
656 48,744
Carl Zeiss Meditec AG
207 15,182
Commerzbank AG
4,772 70,579
Continental AG
560 37,810
Covestro AG, 144A *
972 59,524
CTS Eventim AG & Co. KGaA
320 30,032
Daimler Truck Holding AG
2,322 88,963
Delivery Hero SE, 144A *
971 30,580
Deutsche Bank AG (d)
9,340 152,265
Deutsche Boerse AG
935 209,707
Deutsche Lufthansa AG
3,478 22,637
Deutsche Post AG
4,923 213,322
Deutsche Telekom AG
16,991 482,882
E.ON SE
11,084 156,951
Evonik Industries AG
1,304 28,901
Fresenius Medical Care AG
983 37,879
Fresenius SE & Co. KGaA *
1,936 71,414
GEA Group AG
762 35,714
Hannover Rueck SE
295 83,578
Heidelberg Materials AG
697 73,703
Henkel AG & Co. KGaA
499 41,452
Infineon Technologies AG
6,233 227,369
Knorr-Bremse AG
361 29,669
LEG Immobilien SE
343 33,009
Mercedes-Benz Group AG
3,573 246,218
Merck KGaA
654 127,128
MTU Aero Engines AG
251 74,913
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
647 349,944
Nemetschek SE
288 30,005
Puma SE
519 22,426
Rational AG
24 24,182
Rheinmetall AG
206 123,420
RWE AG
2,982 107,558
SAP SE
5,062 1,106,350
Scout24 SE, 144A
362 27,651
Siemens AG
3,658 687,081
Siemens Energy AG *
2,988 86,042
Number
of Shares Value $
Siemens Healthineers AG, 144A
1,319 76,663
Symrise AG
616 81,064
Talanx AG
297 25,558
Vonovia SE
3,644 125,596
Zalando SE, 144A *
1,137 29,460
(Cost $5,636,846)
7,018,304
Greece — 0.1%
Alpha Services and Holdings SA
10,314 17,632
Eurobank Ergasias Services and
Holdings SA
14,173 32,336
Hellenic Telecommunications
Organization SA
944 15,298
JUMBO SA
687 17,375
Metlen Energy & Metals SA
490 18,437
National Bank of Greece SA
3,730 32,400
OPAP SA
863 14,920
Piraeus Financial Holdings SA
4,155 17,949
Public Power Corp. SA
994 12,768
(Cost $120,063)
179,115
Hong Kong — 1.5%
AIA Group Ltd.
53,574 380,964
Alibaba Health Information
Technology Ltd. *
24,504 9,459
Beijing Enterprises Holdings Ltd.
2,247 7,290
Beijing Enterprises Water Group
Ltd.
28,956 8,466
BOC Hong Kong Holdings Ltd.
17,822 56,224
Bosideng International Holdings
Ltd.
26,864 13,195
C&D International Investment
Group Ltd.
4,992 8,079
China Gas Holdings Ltd.
16,974 14,367
China Merchants Port Holdings
Co. Ltd.
8,722 13,087
China Overseas Land &
Investment Ltd.
17,962 28,517
China Power International
Development Ltd.
29,411 13,465
China Resources Beer Holdings
Co. Ltd.
7,199 22,388
China Resources Gas Group Ltd.
4,748 16,014
China Resources Land Ltd.
16,438 46,693
China Resources Power
Holdings Co. Ltd.
9,840 26,752
China Ruyi Holdings Ltd. *
31,722 9,194
China State Construction
International Holdings Ltd.
10,027 14,299
China Taiping Insurance
Holdings Co. Ltd.
8,233 10,685
Chow Tai Fook Jewellery Group
Ltd.
11,518 9,823
CK Asset Holdings Ltd.
9,127 36,928
CK Hutchison Holdings Ltd.
14,096 77,821
CK Infrastructure Holdings Ltd.
3,025 22,461

DBX ETF Trust | 11
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
CLP Holdings Ltd.
8,146 73,021
Far East Horizon Ltd.
11,447 8,000
Futu Holdings Ltd., ADR *
251 15,953
Galaxy Entertainment Group Ltd.
10,135 39,252
GCL Technology Holdings Ltd. *
107,110 15,934
Geely Automobile Holdings Ltd.
27,461 31,061
Guangdong Investment Ltd.
15,885 9,004
Hang Seng Bank Ltd.
4,061 49,110
Henderson Land Development
Co. Ltd.
6,880 21,440
HKT Trust & HKT Ltd. (a)
16,784 21,330
Hong Kong & China Gas Co. Ltd.
50,495 41,120
Hong Kong Exchanges &
Clearing Ltd.
5,909 182,170
Hongkong Land Holdings Ltd.
6,345 23,794
Jardine Matheson Holdings Ltd.
721 25,985
Kunlun Energy Co. Ltd.
19,396 19,426
Link REIT
12,106 57,287
MTR Corp. Ltd.
6,865 24,254
Orient Overseas International
Ltd.
806 11,215
Power Assets Holdings Ltd.
6,849 47,825
Prudential PLC
13,382 114,586
Sino Biopharmaceutical Ltd.
46,095 19,093
Sino Land Co. Ltd.
15,220 16,317
SITC International Holdings Co.
Ltd.
6,463 15,201
Sun Hung Kai Properties Ltd.
7,614 74,648
Swire Pacific Ltd., Class A
1,706 14,483
Techtronic Industries Co. Ltd.
6,565 88,484
Want Want China Holdings Ltd.
24,579 14,216
WH Group Ltd., 144A
34,198 24,910
Wharf Holdings Ltd.
4,871 12,805
Wharf Real Estate Investment
Co. Ltd.
8,599 25,087
(Cost $2,467,313)
1,983,182
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC
1,939 14,693
OTP Bank Nyrt
1,028 52,885
Richter Gedeon Nyrt
496 15,025
(Cost $67,918)
82,603
India — 5.7%
ABB India Ltd.
243 22,993
Adani Enterprises Ltd.
763 27,468
Adani Green Energy Ltd. *
1,676 36,732
Adani Ports & Special Economic
Zone Ltd.
2,629 46,451
Adani Power Ltd. *
4,272 32,194
Ambuja Cements Ltd.
3,305 24,315
APL Apollo Tubes Ltd.
732 12,761
Apollo Hospitals Enterprise Ltd.
505 41,711
Ashok Leyland Ltd.
7,490 22,902
Number
of Shares Value $
Asian Paints Ltd.
1,908 71,132
Astral Ltd.
705 16,134
AU Small Finance Bank Ltd.,
144A
2,033 16,694
Aurobindo Pharma Ltd.
1,224 22,904
Avenue Supermarts Ltd., 144A *
757 44,474
Axis Bank Ltd.
11,340 158,902
Bajaj Auto Ltd.
331 42,984
Bajaj Finance Ltd.
1,368 117,440
Bajaj Finserv Ltd.
2,000 42,519
Bajaj Holdings & Investment Ltd.
155 18,587
Balkrishna Industries Ltd.
396 13,361
Bank of Baroda
4,431 13,213
Bharat Electronics Ltd.
18,473 65,922
Bharat Forge Ltd.
1,293 24,466
Bharat Heavy Electricals Ltd.
6,086 21,083
Bharat Petroleum Corp. Ltd.
6,838 29,159
Bharti Airtel Ltd.
12,250 232,092
Bosch Ltd.
25 9,655
Britannia Industries Ltd.
511 35,674
Canara Bank
10,695 14,222
CG Power & Industrial Solutions
Ltd.
3,105 25,770
Cholamandalam Investment and
Finance Co. Ltd.
2,118 36,758
Cipla Ltd.
2,576 50,828
Coal India Ltd.
8,843 55,348
Colgate-Palmolive India Ltd.
606 26,303
Container Corp. Of India Ltd.
1,276 14,683
Cummins India Ltd.
791 35,317
Dabur India Ltd.
2,240 17,017
Divi's Laboratories Ltd.
646 39,235
Dixon Technologies India Ltd.
152 23,870
DLF Ltd.
3,307 33,322
Dr. Reddy's Laboratories Ltd.
549 46,025
Eicher Motors Ltd.
673 39,804
GAIL India Ltd.
12,200 34,575
GMR Airports Infrastructure
Ltd. *
14,481 16,313
Godrej Consumer Products Ltd.
1,855 32,760
Godrej Properties Ltd. *
668 23,171
Grasim Industries Ltd.
1,321 42,508
Havells India Ltd.
1,233 27,923
HCL Technologies Ltd.
4,548 95,072
HDFC Asset Management Co.
Ltd., 144A
404 21,293
HDFC Bank Ltd.
20,495 399,997
HDFC Life Insurance Co. Ltd.,
144A
4,448 39,176
Hero MotoCorp Ltd.
588 38,246
Hindalco Industries Ltd.
6,695 55,985
Hindustan Aeronautics Ltd.
1,006 56,134
Hindustan Petroleum Corp. Ltd.
5,067 25,316

12 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
Hindustan Unilever Ltd.
3,909 129,475
ICICI Bank Ltd.
25,517 373,972
ICICI Lombard General Insurance
Co. Ltd., 144A
1,261 32,201
ICICI Prudential Life Insurance
Co. Ltd., 144A
2,212 19,863
IDFC First Bank Ltd. *
17,936 15,791
Indian Hotels Co. Ltd.
4,417 34,100
Indian Oil Corp. Ltd.
13,489 28,462
Indian Railway Catering &
Tourism Corp. Ltd.
1,366 15,192
Indus Towers Ltd. *
5,573 30,466
IndusInd Bank Ltd.
1,153 19,593
Info Edge India Ltd.
312 28,565
Infosys Ltd.
16,001 370,820
InterGlobe Aviation Ltd., 144A *
885 50,966
ITC Ltd.
14,881 89,050
Jindal Stainless Ltd.
1,660 15,703
Jindal Steel & Power Ltd.
1,618 18,720
Jio Financial Services Ltd. *
14,083 54,017
JSW Energy Ltd.
2,015 17,085
JSW Steel Ltd.
2,854 32,024
Jubilant Foodworks Ltd.
1,341 10,398
Kotak Mahindra Bank Ltd.
5,456 115,845
Larsen & Toubro Ltd.
3,339 147,486
LTIMindtree Ltd., 144A
320 23,488
Lupin Ltd.
1,130 30,182
Macrotech Developers Ltd.,
144A
1,512 22,605
Mahindra & Mahindra Ltd.
4,458 149,115
Mankind Pharma Ltd. *
547 16,225
Marico Ltd.
2,882 22,237
Maruti Suzuki India Ltd.
591 87,398
Max Healthcare Institute Ltd.
4,006 41,194
Mphasis Ltd.
517 19,140
MRF Ltd.
13 20,899
Muthoot Finance Ltd.
708 16,595
Nestle India Ltd.
1,523 45,411
NHPC Ltd.
15,236 17,461
NMDC Ltd.
6,513 17,291
NTPC Ltd.
20,658 102,513
Oil & Natural Gas Corp. Ltd.
14,961 58,999
Oil India Ltd.
2,355 20,806
Oracle Financial Services
Software Ltd.
101 13,233
Page Industries Ltd.
24 12,167
PB Fintech Ltd. *
1,496 31,611
Persistent Systems Ltd.
428 26,387
Petronet LNG Ltd.
3,652 15,993
Phoenix Mills Ltd.
492 22,112
PI Industries Ltd.
444 23,798
Pidilite Industries Ltd.
671 24,988
Polycab India Ltd.
265 21,528
Number
of Shares Value $
Power Finance Corp. Ltd.
7,091 46,462
Power Grid Corp. of India Ltd.
21,598 86,885
Prestige Estates Projects Ltd.
630 13,619
Punjab National Bank
12,246 17,020
Rail Vikas Nigam Ltd.
2,429 17,591
REC Ltd.
5,987 44,240
Reliance Industries Ltd.
14,690 528,820
Samvardhana Motherson
International Ltd.
10,355 24,110
SBI Cards & Payment Services
Ltd.
1,384 11,934
SBI Life Insurance Co. Ltd., 144A
2,062 45,490
Shree Cement Ltd.
27 8,203
Shriram Finance Ltd.
1,415 54,063
Siemens Ltd.
471 38,710
Solar Industries India Ltd.
133 17,014
Sona Blw Precision Forgings
Ltd., 144A
2,375 19,351
SRF Ltd.
534 16,329
State Bank of India
8,865 86,207
Sun Pharmaceutical Industries
Ltd.
4,527 98,325
Sundaram Finance Ltd.
379 22,823
Supreme Industries Ltd.
334 21,045
Suzlon Energy Ltd. *
41,446 37,477
Tata Communications Ltd.
497 11,625
Tata Consultancy Services Ltd.
4,354 236,398
Tata Consumer Products Ltd.
3,004 42,986
Tata Elxsi Ltd.
183 17,457
Tata Motors Ltd.
9,931 131,587
Tata Power Co. Ltd.
7,057 36,572
Tata Steel Ltd.
37,146 67,656
Tech Mahindra Ltd.
2,580 50,341
Thermax Ltd.
230 11,992
Titan Co. Ltd.
1,682 71,497
Torrent Pharmaceuticals Ltd.
430 17,868
Torrent Power Ltd.
840 17,462
Trent Ltd.
875 74,685
Tube Investments of India Ltd.
536 25,760
TVS Motor Co. Ltd.
1,063 35,656
UltraTech Cement Ltd.
569 76,674
Union Bank of India Ltd.
8,835 12,803
United Spirits Ltd.
1,635 28,741
UPL Ltd.
2,512 17,921
Varun Beverages Ltd.
2,073 37,097
Vedanta Ltd.
6,515 36,389
Vodafone Idea Ltd. *
109,132 20,351
Wipro Ltd.
5,782 37,117
Yes Bank Ltd. *
52,644 14,819
Zomato Ltd. *
31,083 92,847
Zydus Lifesciences Ltd.
1,144 15,384
(Cost $4,537,020)
7,679,466

DBX ETF Trust | 13
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
Indonesia — 0.5%
Amman Mineral Internasional
PT *
26,117 17,997
GoTo Gojek Tokopedia Tbk PT *
3,409,075 11,470
PT Adaro Energy Indonesia Tbk
70,440 16,226
PT Astra International Tbk
110,519 36,470
PT Bank Central Asia Tbk
276,345 184,617
PT Bank Mandiri Persero Tbk
179,351 82,684
PT Bank Negara Indonesia
Persero Tbk
71,035 24,590
PT Bank Rakyat Indonesia
Persero Tbk
341,024 113,638
PT Barito Pacific Tbk
122,552 9,079
PT Chandra Asri Pacific Tbk
40,284 26,000
PT Charoen Pokphand Indonesia
Tbk
39,504 12,422
PT Indah Kiat Pulp & Paper Tbk
17,734 9,294
PT Indofood CBP Sukses
Makmur Tbk
12,982 9,639
PT Indofood Sukses Makmur Tbk
11,210 4,969
PT Kalbe Farma Tbk
108,937 11,630
PT Merdeka Copper Gold Tbk *
68,386 10,443
PT Sumber Alfaria Trijaya Tbk
93,655 17,574
PT Telkom Indonesia Persero
Tbk
237,360 46,996
PT Unilever Indonesia Tbk
18,287 2,686
PT United Tractors Tbk
9,607 16,815
(Cost $574,594)
665,239
Ireland — 0.7%
AerCap Holdings NV
962 93,718
AIB Group PLC
8,982 54,062
Bank of Ireland Group PLC
4,938 56,604
DCC PLC
493 34,671
Experian PLC
4,392 212,494
James Hardie Industries PLC
CDI *
2,106 78,514
Kerry Group PLC, Class A
811 81,400
Kingspan Group PLC
755 65,681
PDD Holdings, Inc., ADR *
3,378 324,660
(Cost $734,816)
1,001,804
Israel — 0.5%
Azrieli Group Ltd.
210 14,263
Bank Hapoalim BM
6,103 60,551
Bank Leumi Le-Israel BM
7,447 71,510
Check Point Software
Technologies Ltd. *
422 81,235
CyberArk Software Ltd. *
186 53,334
Elbit Systems Ltd.
117 24,030
Global-e Online Ltd. *
487 16,762
ICL Group Ltd.
3,553 16,131
Israel Discount Bank Ltd., Class
A
5,524 30,487
Mizrahi Tefahot Bank Ltd.
856 32,601
Number
of Shares Value $
Monday.com Ltd. *
183 48,658
Nice Ltd. *
337 60,032
Teva Pharmaceutical Industries
Ltd., ADR *
5,290 99,822
Wix.com Ltd. *
243 40,489
(Cost $538,394)
649,905
Italy — 1.6%
Amplifon SpA
621 19,996
Banco BPM SpA
6,379 43,324
Davide Campari-Milano NV
2,856 26,342
DiaSorin SpA
124 14,255
Enel SpA
39,232 297,672
Eni SpA
11,117 180,325
Ferrari NV
621 306,982
FinecoBank Banca Fineco SpA
3,026 51,663
Generali
4,869 133,909
Infrastrutture Wireless Italiane
SpA, 144A
1,841 22,019
Intesa Sanpaolo SpA
70,876 294,935
Leonardo SpA
2,005 50,887
Mediobanca Banca di Credito
Finanziario SpA
2,340 39,537
Moncler SpA
1,117 68,429
Nexi SpA, 144A *
2,774 19,361
Poste Italiane SpA, 144A
2,455 34,058
Prysmian SpA
1,260 88,304
Recordati Industria Chimica e
Farmaceutica SpA
533 31,226
Snam SpA
10,133 50,214
Telecom Italia SpA *
51,104 13,512
Terna - Rete Elettrica Nazionale
6,442 55,985
UniCredit SpA
7,117 294,074
(Cost $1,415,964)
2,137,009
Japan — 14.2%
Advantest Corp.
3,700 168,081
Aeon Co. Ltd.
3,200 79,874
AGC, Inc.
1,000 31,425
Aisin Corp.
900 31,299
Ajinomoto Co., Inc.
2,217 84,880
ANA Holdings, Inc.
1,000 20,148
Asahi Group Holdings Ltd.
2,200 81,670
Asahi Kasei Corp.
6,400 45,180
Asics Corp.
3,320 65,303
Astellas Pharma, Inc.
8,600 106,890
Bandai Namco Holdings, Inc.
2,800 59,892
Bridgestone Corp.
2,800 108,828
Brother Industries Ltd.
1,019 18,823
Canon, Inc.
4,400 151,001
Capcom Co. Ltd.
1,700 36,898
Central Japan Railway Co.
3,700 85,546
Chiba Bank Ltd.
2,500 20,949
Chubu Electric Power Co., Inc.
3,100 38,572

14 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
Chugai Pharmaceutical Co. Ltd.
3,281 165,722
Concordia Financial Group Ltd.
4,800 26,957
Dai Nippon Printing Co. Ltd.
1,000 35,905
Daifuku Co. Ltd.
1,800 34,574
Dai-ichi Life Holdings, Inc.
4,500 128,576
Daiichi Sankyo Co. Ltd.
8,974 374,945
Daikin Industries Ltd.
1,313 166,247
Daito Trust Construction Co. Ltd.
300 36,938
Daiwa House Industry Co. Ltd.
2,671 82,017
Daiwa Securities Group, Inc.
6,500 47,753
Denso Corp.
9,000 137,933
Dentsu Group, Inc.
1,190 36,443
Disco Corp.
473 138,027
East Japan Railway Co.
4,310 82,594
Eisai Co. Ltd.
1,200 50,228
ENEOS Holdings, Inc.
13,793 74,489
FANUC Corp.
4,425 129,762
Fast Retailing Co. Ltd.
917 292,620
Fuji Electric Co. Ltd.
600 35,773
FUJIFILM Holdings Corp.
5,500 146,915
Fujitsu Ltd.
8,000 146,522
Hamamatsu Photonics KK
559 14,852
Hankyu Hanshin Holdings, Inc.
1,200 36,700
Hikari Tsushin, Inc.
100 20,973
Hitachi Construction Machinery
Co. Ltd.
600 14,570
Hitachi Ltd.
22,340 545,855
Honda Motor Co. Ltd.
22,048 239,498
Hoshizaki Corp.
656 21,077
Hoya Corp.
1,740 245,128
Hulic Co. Ltd.
1,600 16,488
Ibiden Co. Ltd.
600 20,731
Idemitsu Kosan Co. Ltd.
4,860 35,206
Inpex Corp.
4,600 68,265
Isuzu Motors Ltd.
2,900 43,553
ITOCHU Corp.
5,800 305,731
Japan Airlines Co. Ltd.
900 15,114
Japan Exchange Group, Inc.
2,300 52,989
Japan Post Bank Co. Ltd.
6,900 64,379
Japan Post Holdings Co. Ltd.
9,199 89,322
Japan Post Insurance Co. Ltd.
1,100 20,655
Japan Real Estate Investment
Corp. REIT
7 28,107
Japan Tobacco, Inc.
5,829 167,585
JFE Holdings, Inc.
2,300 31,702
Kajima Corp.
1,800 32,733
Kansai Electric Power Co., Inc.
3,400 60,120
Kao Corp.
2,311 103,465
Kawasaki Kisen Kaisha Ltd.
2,100 30,719
KDDI Corp.
7,300 245,231
Keisei Electric Railway Co. Ltd.
800 25,178
Keyence Corp.
959 456,639
Number
of Shares Value $
Kikkoman Corp.
3,200 35,964
Kirin Holdings Co. Ltd.
3,725 56,121
Kobe Bussan Co. Ltd.
800 23,230
Kokusai Electric Corp.
700 18,746
Komatsu Ltd.
4,300 119,302
Konami Group Corp.
500 44,959
Kubota Corp.
4,200 58,465
Kyocera Corp.
6,118 75,015
Kyowa Kirin Co. Ltd.
1,200 27,293
Lasertec Corp.
362 69,533
LY Corp.
12,700 34,723
M3, Inc.
2,442 23,520
Makita Corp.
1,100 36,637
Marubeni Corp.
6,900 117,384
MatsukiyoCocokara & Co.
1,800 28,910
Mazda Motor Corp.
2,400 20,062
McDonald's Holdings Co. Japan
Ltd.
400 17,539
MEIJI Holdings Co. Ltd.
1,100 27,284
MINEBEA MITSUMI, Inc.
1,600 33,480
Mitsubishi Chemical Group
Corp.
6,000 34,837
Mitsubishi Corp.
16,019 330,154
Mitsubishi Electric Corp.
9,400 156,956
Mitsubishi Estate Co. Ltd.
5,600 95,785
Mitsubishi HC Capital, Inc.
3,900 27,971
Mitsubishi Heavy Industries Ltd.
15,500 205,956
Mitsubishi UFJ Financial Group,
Inc.
53,700 561,281
Mitsui & Co. Ltd.
12,400 264,896
Mitsui Chemicals, Inc.
800 21,293
Mitsui Fudosan Co. Ltd.
12,813 137,429
Mitsui OSK Lines Ltd.
1,600 57,317
Mizuho Financial Group, Inc.
11,647 239,728
MonotaRO Co. Ltd.
1,200 18,892
MS&AD Insurance Group
Holdings, Inc.
6,127 140,193
Murata Manufacturing Co. Ltd.
8,065 167,324
NEC Corp.
1,145 100,762
Nexon Co. Ltd.
1,860 36,388
Nidec Corp.
2,014 81,916
Nintendo Co. Ltd.
5,086 274,913
Nippon Building Fund, Inc. REIT
7 31,411
Nippon Paint Holdings Co. Ltd.
3,600 22,710
Nippon Prologis REIT, Inc. REIT
12 21,129
Nippon Sanso Holdings Corp.
1,000 34,045
Nippon Steel Corp.
4,210 95,322
Nippon Telegraph & Telephone
Corp.
144,600 154,007
Nippon Yusen KK
2,200 79,353
Nissan Motor Co. Ltd.
10,200 29,688
Nissin Foods Holdings Co. Ltd.
945 24,622
Nitori Holdings Co. Ltd.
401 59,578

DBX ETF Trust | 15
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
Nitto Denko Corp.
700 58,010
Nomura Holdings, Inc.
14,700 85,300
Nomura Real Estate Holdings,
Inc.
600 17,131
Nomura Research Institute Ltd.
1,856 62,336
NTT Data Group Corp.
3,000 45,413
Obayashi Corp.
3,100 39,527
Obic Co. Ltd.
300 51,919
Olympus Corp.
5,387 98,001
Omron Corp.
800 32,976
Ono Pharmaceutical Co. Ltd.
1,700 25,071
Oracle Corp.
200 18,018
Oriental Land Co. Ltd.
5,225 142,536
ORIX Corp.
5,384 134,204
Osaka Gas Co. Ltd.
1,808 44,449
Otsuka Corp.
1,216 28,830
Otsuka Holdings Co. Ltd.
2,083 121,882
Pan Pacific International
Holdings Corp.
1,800 45,656
Panasonic Holdings Corp.
10,881 90,247
Rakuten Group, Inc. *
7,000 49,487
Recruit Holdings Co. Ltd.
7,200 445,574
Renesas Electronics Corp.
7,965 136,972
Resona Holdings, Inc.
10,100 71,195
Ricoh Co. Ltd.
2,161 22,469
Rohm Co. Ltd.
1,700 21,222
SBI Holdings, Inc.
1,517 37,025
SCREEN Holdings Co. Ltd.
400 29,811
SCSK Corp.
900 17,998
Secom Co. Ltd.
1,055 76,641
Seiko Epson Corp.
1,700 31,520
Sekisui Chemical Co. Ltd.
1,600 24,248
Sekisui House Ltd.
2,700 69,333
Seven & i Holdings Co. Ltd.
10,683 153,350
SG Holdings Co. Ltd.
1,900 20,541
Shimadzu Corp.
1,100 36,456
Shimano, Inc.
353 66,162
Shin-Etsu Chemical Co. Ltd.
8,695 381,964
Shionogi & Co. Ltd.
1,209 56,294
Shiseido Co. Ltd.
1,927 42,985
Shizuoka Financial Group, Inc.
2,000 17,751
SMC Corp.
289 132,451
SoftBank Corp.
13,700 190,988
SoftBank Group Corp.
5,000 287,468
Sompo Holdings, Inc.
4,500 105,582
Sony Group Corp.
6,000 582,803
Subaru Corp.
2,800 52,872
SUMCO Corp.
2,100 23,975
Sumitomo Corp.
5,000 117,860
Sumitomo Electric Industries
Ltd.
3,500 57,663
Sumitomo Metal Mining Co. Ltd.
1,428 39,893
Number
of Shares Value $
Sumitomo Mitsui Financial
Group, Inc.
6,000 391,956
Sumitomo Mitsui Trust Holdings,
Inc.
3,220 79,360
Sumitomo Realty &
Development Co. Ltd.
1,356 46,053
Suntory Beverage & Food Ltd.
800 29,277
Suzuki Motor Corp.
7,900 91,515
Sysmex Corp.
2,200 42,438
T&D Holdings, Inc.
2,500 41,872
Taisei Corp.
800 36,134
Takeda Pharmaceutical Co. Ltd.
7,853 232,759
TDK Corp.
1,855 124,948
Terumo Corp.
6,400 117,743
TIS, Inc.
1,000 24,920
Toho Co. Ltd.
500 19,157
Tokio Marine Holdings, Inc.
9,053 340,966
Tokyo Electric Power Co.
Holdings, Inc. *
7,533 35,802
Tokyo Electron Ltd.
2,214 390,808
Tokyo Gas Co. Ltd.
1,900 47,360
Tokyu Corp.
2,300 28,044
TOPPAN Holdings, Inc.
1,100 32,980
Toray Industries, Inc.
6,747 34,633
TOTO Ltd.
740 25,578
Toyota Industries Corp.
700 54,778
Toyota Motor Corp.
49,520 934,745
Toyota Tsusho Corp.
2,900 55,395
Trend Micro, Inc.
586 34,998
Unicharm Corp.
2,005 69,659
West Japan Railway Co.
1,941 36,897
Yakult Honsha Co. Ltd.
1,200 25,258
Yamaha Motor Co. Ltd.
4,100 35,534
Yaskawa Electric Corp.
1,300 42,862
Yokogawa Electric Corp.
1,061 29,669
Zensho Holdings Co. Ltd.
400 20,800
ZOZO, Inc.
733 23,280
(Cost $13,519,343)
19,153,024
Jordan — 0.0%
Hikma Pharmaceuticals PLC
(Cost $15,803)
732 19,063
Kazakhstan — 0.0%
Solidcore Resources PLC * (c)
132 403
Solidcore Resources PLC * (c)
1,606 0
(Cost $27,415)
403
Kuwait — 0.2%
Boubyan Bank KSCP
7,025 13,510
Gulf Bank KSCP
7,703 7,987
Kuwait Finance House KSCP
50,955 121,159
Mabanee Co KPSC
3,858 10,826
Mobile Telecommunications Co.
KSCP
10,296 15,726

16 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
National Bank of Kuwait SAKP
39,246 112,700
(Cost $233,635)
281,908
Luxembourg — 0.1%
ArcelorMittal SA
2,309 54,034
Eurofins Scientific SE
655 37,389
Reinet Investments SCA
689 18,483
Tenaris SA
2,236 32,564
(Cost $139,491)
142,470
Macau — 0.0%
Sands China Ltd. *
(Cost $47,194)
12,170 22,224
Malaysia — 0.4%
AMMB Holdings Bhd
10,087 12,135
Axiata Group Bhd
11,876 7,006
Celcomdigi Bhd
19,144 17,140
CIMB Group Holdings Bhd
33,718 63,965
Gamuda Bhd
9,387 16,288
Genting Bhd
15,600 15,591
Genting Malaysia Bhd
19,900 11,602
Hong Leong Bank Bhd
3,024 14,845
IHH Healthcare Bhd
9,091 13,187
Inari Amertron Bhd
19,500 14,211
IOI Corp. Bhd
12,200 11,346
Kuala Lumpur Kepong Bhd
2,173 10,939
Malayan Banking Bhd
26,323 65,648
Malaysia Airports Holdings Bhd
4,254 10,334
Maxis Bhd
12,100 10,805
MISC Bhd
5,400 10,481
MR DIY Group M Bhd, 144A
17,400 8,292
Nestle Malaysia Bhd
300 7,357
Petronas Chemicals Group Bhd
11,057 14,862
Petronas Dagangan Bhd
1,500 7,315
Petronas Gas Bhd
3,541 14,975
PPB Group Bhd
2,440 8,242
Press Metal Aluminium Holdings
Bhd
18,400 21,156
Public Bank Bhd
66,000 73,596
QL Resources Bhd
7,800 11,729
RHB Bank Bhd
10,331 14,651
SD Guthrie Bhd
11,711 12,409
Sime Darby Bhd
8,000 4,590
Sunway Bhd
11,100 10,529
Telekom Malaysia Bhd
4,400 6,881
Tenaga Nasional Bhd
11,900 40,304
YTL Corp. Bhd
20,200 13,552
YTL Power International Bhd
11,500 10,323
(Cost $522,966)
586,286
Mexico — 0.6%
Alfa SAB de CV, Class A
17,628 10,249
America Movil SAB de CV,
Series B
92,318 76,407
Number
of Shares Value $
Arca Continental SAB de CV
2,594 23,228
Banco del Bajio SA, 144A
4,072 10,187
Cemex SAB de CV, Series CPO
68,476 41,619
Coca-Cola Femsa SAB de CV
2,532 21,271
Fibra Uno Administracion SA de
CV REIT
14,311 16,851
Fomento Economico Mexicano
SAB de CV
8,407 85,994
Gruma SAB de CV, Class B
761 13,966
Grupo Aeroportuario del Centro
Norte SAB de CV
1,078 8,630
Grupo Aeroportuario del Pacifico
SAB de CV, Class B
1,932 34,214
Grupo Aeroportuario del Sureste
SAB de CV, Class B
739 19,811
Grupo Bimbo SAB de CV, Series
A
5,629 20,142
Grupo Carso SAB de CV, Series
A1
2,946 17,690
Grupo Comercial Chedraui SA
de CV
1,220 9,246
Grupo Financiero Banorte SAB
de CV, Class O
12,562 86,882
Grupo Financiero Inbursa SAB
de CV, Class O *
9,322 22,157
Grupo Mexico SAB de CV, Series
B
15,452 79,071
Industrias Penoles SAB de CV *
1,129 13,549
Kimberly-Clark de Mexico SAB
de CV, Class A
6,795 11,106
Operadora De Sites Mexicanos
SAB de CV, Class A-1
7,357 6,097
Orbia Advance Corp. SAB de CV
5,572 5,956
Prologis Property Mexico SA de
CV REIT
3,811 12,139
Promotora y Operadora de
Infraestructura SAB de CV
929 8,631
Wal-Mart de Mexico SAB de CV
26,406 84,162
(Cost $669,600)
739,255
Netherlands — 3.3%
ABN AMRO Bank NV, 144A
2,077 35,564
Adyen NV, 144A *
104 152,784
Aegon Ltd.
6,742 41,168
Akzo Nobel NV
865 55,171
Argenx SE *
288 149,022
ASM International NV
228 153,991
ASML Holding NV
1,940 1,741,315
ASR Nederland NV
708 34,631
BE Semiconductor Industries NV
384 50,003
Euronext NV, 144A
424 45,275
EXOR NV
502 55,824
Ferrovial SE
2,583 107,757
Heineken Holding NV
616 46,337
Heineken NV
1,421 127,955
IMCD NV
261 42,642

DBX ETF Trust | 17
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
ING Groep NV
15,881 287,795
JDE Peet's NV
471 10,788
Koninklijke Ahold Delhaize NV
4,683 160,785
Koninklijke KPN NV
19,509 79,641
Koninklijke Philips NV *
3,799 114,266
Nebius Group N.V., Class A * (c)
1,576 0
NEPI Rockcastle NV *
2,377 19,229
NN Group NV
1,295 63,401
OCI NV
376 11,891
Prosus NV *
6,817 252,666
QIAGEN NV *
1,013 46,437
Randstad NV
444 21,374
Stellantis NV
10,094 168,909
Universal Music Group NV
4,082 106,624
Wolters Kluwer NV
1,209 206,011
(Cost $2,879,496)
4,389,256
New Zealand — 0.2%
Auckland International Airport
Ltd.
6,768 32,092
Fisher & Paykel Healthcare Corp.
Ltd.
2,805 62,426
Mercury NZ Ltd.
3,029 11,835
Meridian Energy Ltd.
6,617 26,226
Spark New Zealand Ltd.
9,814 22,026
Xero Ltd. *
675 65,260
(Cost $173,863)
219,865
Norway — 0.4%
Aker BP ASA
1,521 36,413
DNB Bank ASA
4,312 91,114
Equinor ASA
4,088 108,506
Gjensidige Forsikring ASA
893 15,821
Kongsberg Gruppen ASA
410 43,375
Mowi ASA
2,168 37,756
Norsk Hydro ASA
6,315 35,369
Orkla ASA
3,746 33,272
Salmar ASA
298 15,482
Telenor ASA
2,915 36,143
Yara International ASA
814 23,701
(Cost $437,642)
476,952
Peru — 0.1%
Cia de Minas Buenaventura
SAA, ADR
1,024 12,697
Credicorp Ltd.
325 57,964
(Cost $64,815)
70,661
Philippines — 0.2%
Ayala Corp.
1,180 12,714
Ayala Land, Inc.
38,100 23,953
Bank of the Philippine Islands
10,765 23,907
BDO Unibank, Inc.
12,960 35,268
International Container Terminal
Services, Inc.
5,530 39,020
Number
of Shares Value $
JG Summit Holdings, Inc.
8,670 3,629
Jollibee Foods Corp.
1,900 8,791
Manila Electric Co.
750 5,679
Metropolitan Bank & Trust Co.
10,501 13,746
PLDT, Inc.
445 11,888
SM Investments Corp.
1,045 16,471
SM Prime Holdings, Inc.
41,900 23,095
Universal Robina Corp.
3,920 6,353
(Cost $206,966)
224,514
Poland — 0.3%
Alior Bank SA
325 8,599
Allegro.eu SA, 144A *
3,000 29,482
Bank Polska Kasa Opieki SA
924 37,793
Budimex SA
40 6,216
CD Projekt SA
332 15,692
Dino Polska SA, 144A *
262 21,811
InPost SA *
978 18,011
KGHM Polska Miedz SA
749 26,836
LPP SA
6 22,830
mBank SA *
89 14,704
ORLEN SA *
2,595 43,099
PGE Polska Grupa Energetyczna
SA *
4,503 7,881
Powszechna Kasa Oszczednosci
Bank Polski SA
4,348 64,964
Powszechny Zaklad Ubezpieczen
SA
3,125 37,624
Santander Bank Polska SA
143 19,180
(Cost $305,582)
374,722
Portugal — 0.1%
EDP SA
14,579 61,175
Galp Energia SGPS SA
2,312 47,945
Jeronimo Martins SGPS SA
1,208 22,353
(Cost $114,431)
131,473
Qatar — 0.2%
Barwa Real Estate Co.
7,266 5,566
Commercial Bank PSQC
16,139 18,107
Dukhan Bank
10,103 10,572
Industries Qatar QSC
7,419 26,285
Masraf Al Rayan QSC
22,965 14,507
Mesaieed Petrochemical Holding
Co.
25,772 11,679
Ooredoo QPSC
5,108 15,460
Qatar Electricity & Water Co.
QSC
2,691 11,604
Qatar Fuel QSC
2,870 11,469
Qatar Gas Transport Co. Ltd.
14,877 18,366
Qatar International Islamic Bank
QSC
4,630 13,861
Qatar Islamic Bank QPSC
8,520 45,724
Qatar National Bank QPSC
23,058 100,313
(Cost $279,289)
303,513

18 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
Russia — 0.0%
Alrosa PJSC * (c)
15,266 0
Gazprom PJSC * (c)
63,321 0
GMK Norilskiy Nickel PAO * (c)
35,200 0
Inter RAO UES PJSC * (c)
208,853 0
LUKOIL PJSC * (c)
2,194 0
Magnit PJSC * (c)
443 0
Mobile TeleSystems PJSC, ADR
* (c)
3,019 0
Moscow Exchange MICEX-RTS
PJSC * (c)
8,105 0
Novatek PJSC * (c)
5,150 0
Novolipetsk Steel PJSC * (c)
7,219 0
Ozon Holdings PLC, ADR * (c)
322 0
PhosAgro PJSC * (c)
217 0
PhosAgro PJSC, GDR * (c)
4 0
Polyus PJSC * (c)
204 0
Rosneft Oil Co. PJSC * (c)
6,103 0
Sberbank of Russia PJSC * (c)
57,586 0
Severstal PAO * (c)
1,243 0
Surgutneftegas PJSC * (c)
29,592 0
Tatneft PJSC * (c)
7,874 0
TKS Holding MKPAO JSC * (c)
70 0
United Co. RUSAL International
PJSC * (c)
21,438 0
VK IPJSC * (c)
417 0
VK IPJSC, GDR * (c)
35 0
VTB Bank PJSC * (c)
3,389 0
X5 Retail Group NV, GDR * (c)
635 0
(Cost $1,047,597)
0
Saudi Arabia — 1.1%
ACWA Power Co.
725 81,376
Ades Holding Co. *
2,666 14,550
Advanced Petrochemical Co. *
941 9,491
Al Rajhi Bank
9,317 218,736
Al Rajhi Co. For Co.-Operative
Insurance *
183 9,851
Alinma Bank
5,486 45,612
Almarai Co. JSC
1,212 17,570
Arab National Bank
3,751 19,292
Arabian Internet &
Communications Services Co.
132 10,208
Bank AlBilad
2,991 30,686
Bank Al-Jazira *
3,111 14,624
Banque Saudi Fransi
3,050 27,715
Bupa Arabia for Cooperative
Insurance Co.
362 22,419
Co. for Cooperative Insurance
425 17,872
Dallah Healthcare Co.
193 8,136
Dar Al Arkan Real Estate
Development Co. *
3,148 12,298
Dr Sulaiman Al Habib Medical
Services Group Co.
414 33,759
Number
of Shares Value $
Elm Co.
132 35,253
Etihad Etisalat Co.
1,925 25,905
Jarir Marketing Co.
3,200 10,898
Mobile Telecommunications Co.
Saudi Arabia
2,628 7,830
Mouwasat Medical Services Co.
497 13,774
Nahdi Medical Co.
215 7,620
Power & Water Utility Co. for
Jubail & Yanbu
470 7,803
Riyad Bank
6,979 47,982
SABIC Agri-Nutrients Co.
1,097 34,027
Sahara International
Petrochemical Co.
1,801 13,846
SAL Saudi Logistics Services
155 12,391
Saudi Arabian Mining Co. *
6,088 68,868
Saudi Arabian Oil Co., 144A
20,735 154,438
Saudi Aramco Base Oil Co.
330 11,626
Saudi Awwal Bank
4,861 45,144
Saudi Basic Industries Corp.
4,373 87,166
Saudi Electricity Co.
3,192 14,920
Saudi Industrial Investment
Group
2,082 10,797
Saudi Investment Bank
3,382 11,410
Saudi Kayan Petrochemical Co. *
4,663 10,699
Saudi National Bank
14,420 134,493
Saudi Research & Media Group *
208 14,567
Saudi Tadawul Group Holding
Co.
210 13,710
Saudi Telecom Co.
9,926 113,739
Savola Group *
2,303 16,325
Yanbu National Petrochemical
Co.
1,411 15,115
(Cost $1,295,425)
1,534,541
Singapore — 0.9%
BOC Aviation Ltd., 144A
1,207 10,402
CapitaLand Ascendas REIT REIT
18,108 39,964
CapitaLand Integrated
Commercial Trust REIT
26,240 42,629
CapitaLand Investment Ltd.
11,457 23,793
DBS Group Holdings Ltd.
9,646 268,768
Genting Singapore Ltd.
24,400 15,052
Grab Holdings Ltd., Class A *
9,422 30,339
Keppel Ltd.
7,200 34,043
Oversea-Chinese Banking Corp.
Ltd.
16,966 189,168
Sea Ltd., ADR *
1,785 139,783
Sembcorp Industries Ltd.
4,900 18,512
Singapore Airlines Ltd.
8,150 39,221
Singapore Exchange Ltd.
3,793 31,479
Singapore Technologies
Engineering Ltd.
8,130 27,724
Singapore Telecommunications
Ltd.
36,700 88,027
United Overseas Bank Ltd.
6,122 147,262

DBX ETF Trust | 19
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
Wilmar International Ltd.
9,937 23,911
(Cost $1,084,402)
1,170,077
South Africa — 0.8%
Absa Group Ltd.
4,209 41,517
Anglo American Platinum Ltd.
223 7,700
Aspen Pharmacare Holdings Ltd.
1,798 24,203
Bid Corp. Ltd.
1,717 43,255
Bidvest Group Ltd.
1,487 24,287
Capitec Bank Holdings Ltd.
426 69,912
Clicks Group Ltd.
1,000 20,960
Discovery Ltd.
2,592 22,244
Exxaro Resources Ltd.
1,368 12,277
FirstRand Ltd.
25,065 120,877
Gold Fields Ltd.
4,572 63,582
Harmony Gold Mining Co. Ltd.
2,796 27,957
Impala Platinum Holdings Ltd.
4,892 21,128
Kumba Iron Ore Ltd.
347 6,868
MTN Group Ltd.
8,298 41,358
Naspers Ltd., Class N
846 174,515
Nedbank Group Ltd.
2,290 38,108
Northam Platinum Holdings Ltd.
1,789 10,579
Old Mutual Ltd.
24,103 17,440
OUTsurance Group Ltd.
4,895 13,105
Pepkor Holdings Ltd., 144A
9,292 11,414
Remgro Ltd.
1,996 16,178
Sanlam Ltd.
8,470 42,229
Sasol Ltd.
2,869 22,139
Shoprite Holdings Ltd.
2,258 39,271
Sibanye Stillwater Ltd.
13,081 12,642
Standard Bank Group Ltd.
6,468 87,068
Vodacom Group Ltd.
2,420 14,936
Woolworths Holdings Ltd.
4,924 17,858
(Cost $993,830)
1,065,607
South Korea — 3.1%
Alteogen, Inc. *
209 49,909
Amorepacific Corp.
157 14,621
Celltrion Pharm, Inc. *
141 7,283
Celltrion, Inc.
724 110,021
CJ CheilJedang Corp.
38 9,160
CosmoAM&T Co. Ltd. *
125 10,031
Coway Co. Ltd.
301 15,142
DB Insurance Co. Ltd.
248 21,535
Doosan Bobcat, Inc.
371 11,054
Doosan Enerbility Co. Ltd. *
2,267 30,717
Ecopro BM Co. Ltd. *
231 29,103
Ecopro Co. Ltd. *
489 31,335
Ecopro Materials Co. Ltd. *
106 7,205
Enchem Co. Ltd. *
51 7,311
GS Holdings Corp.
304 10,275
Hana Financial Group, Inc.
1,465 67,885
Hanjin Kal Corp.
155 7,971
Number
of Shares Value $
Hankook Tire & Technology Co.
Ltd.
342 11,111
Hanmi Pharm. Co. Ltd.
22 5,196
Hanmi Semiconductor Co. Ltd.
236 20,228
Hanwha Aerospace Co. Ltd. (c)
203 44,069
Hanwha Ocean Co. Ltd. *
355 9,182
Hanwha Solutions Corp.
755 14,582
HD Hyundai Co. Ltd.
268 16,230
HD Hyundai Electric Co. Ltd.
102 23,327
HD Hyundai Heavy Industries
Co. Ltd. *
112 16,249
HD Korea Shipbuilding &
Offshore Engineering Co.
Ltd. *
186 26,650
HLB, Inc. *
651 43,762
HMM Co. Ltd.
1,036 13,161
HYBE Co. Ltd.
99 13,666
Hyundai Engineering &
Construction Co. Ltd.
452 10,828
Hyundai Glovis Co. Ltd.
202 16,936
Hyundai Mobis Co. Ltd.
291 47,380
Hyundai Motor Co.
647 123,748
Hyundai Steel Co.
483 9,184
Industrial Bank of Korea
1,244 12,860
Kakao Corp.
1,527 42,523
KakaoBank Corp.
701 11,597
KB Financial Group, Inc.
1,885 121,212
Kia Corp.
1,120 88,956
Korea Aerospace Industries Ltd.
379 15,406
Korea Electric Power Corp. *
1,380 22,417
Korea Investment Holdings Co.
Ltd.
286 15,586
Korea Zinc Co. Ltd.
37 14,818
Korean Air Lines Co. Ltd.
923 15,235
Krafton, Inc. *
141 34,515
KT Corp.
191 5,519
KT&G Corp.
499 40,418
Kum Yang Co. Ltd. *
239 8,284
Kumho Petrochemical Co. Ltd.
106 10,863
L&F Co. Ltd. *
112 7,864
LG Chem Ltd.
260 62,574
LG Corp.
502 29,763
LG Display Co. Ltd. *
1,760 14,835
LG Electronics, Inc.
536 39,884
LG Energy Solution Ltd. *
229 66,513
LG H&H Co. Ltd.
36 9,553
LG Innotek Co. Ltd.
79 16,440
LG Uplus Corp.
922 6,729
Lotte Chemical Corp.
109 6,748
LS Electric Co. Ltd.
64 7,996
Meritz Financial Group, Inc.
499 34,105
Mirae Asset Securities Co. Ltd.
1,783 11,158
NAVER Corp.
608 76,964

20 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
NCSoft Corp.
53 7,443
Netmarble Corp., 144A *
128 5,835
NH Investment & Securities Co.
Ltd.
155 1,585
Orion Corp.
110 7,576
Posco DX Co. Ltd.
274 5,456
POSCO Future M Co. Ltd.
171 27,458
POSCO Holdings, Inc.
338 86,028
Posco International Corp.
374 15,790
Samsung Biologics Co. Ltd.,
144A *
84 61,624
Samsung C&T Corp.
419 46,327
Samsung E&A Co. Ltd. *
603 11,443
Samsung Electro-Mechanics
Co. Ltd.
303 32,390
Samsung Electronics Co. Ltd.
23,055 1,282,320
Samsung Fire & Marine
Insurance Co. Ltd.
150 38,908
Samsung Heavy Industries Co.
Ltd. *
3,333 26,173
Samsung Life Insurance Co. Ltd.
388 28,232
Samsung SDI Co. Ltd.
279 73,935
Samsung SDS Co. Ltd.
227 25,608
Shinhan Financial Group Co. Ltd.
2,111 88,653
SK Biopharmaceuticals Co.
Ltd. *
140 12,052
SK Bioscience Co. Ltd. *
145 6,024
SK Hynix, Inc.
2,706 351,860
SK Innovation Co. Ltd. *
305 25,115
SK Square Co. Ltd. *
494 29,029
SK Telecom Co. Ltd.
188 7,769
SK, Inc.
176 18,867
SKC Co. Ltd. *
106 10,220
S-Oil Corp.
293 13,687
Woori Financial Group, Inc.
2,890 34,658
Yuhan Corp.
268 28,288
(Cost $2,870,295)
4,167,735
Spain — 1.6%
Acciona SA
126 17,034
ACS Actividades de
Construccion y Servicios SA
847 38,499
Aena SME SA, 144A
345 69,637
Amadeus IT Group SA
2,172 146,313
Banco Bilbao Vizcaya Argentaria
SA
27,808 294,787
Banco de Sabadell SA
27,019 58,031
Banco Santander SA
111 530
Banco Santander SA
74,600 370,753
CaixaBank SA
17,519 105,736
Cellnex Telecom SA, 144A *
2,468 95,293
EDP Renovaveis SA
1,444 23,097
Endesa SA
1,616 34,119
Grifols SA *
1,524 16,880
Number
of Shares Value $
Iberdrola SA
29,548 418,732
Industria de Diseno Textil SA
5,288 286,306
Redeia Corp. SA
1,799 34,164
Repsol SA
6,023 82,923
Telefonica SA
19,080 86,347
(Cost $1,719,346)
2,179,181
Sweden — 2.1%
AddTech AB, Class B
1,242 39,287
Alfa Laval AB
1,365 61,137
Assa Abloy AB, Class B
4,962 160,001
Atlas Copco AB, Class A
13,216 239,590
Atlas Copco AB, Class B
7,846 124,702
Beijer Ref AB
1,762 30,321
Boliden AB
1,365 41,741
Epiroc AB, Class A
3,382 65,149
Epiroc AB, Class B
2,006 35,614
EQT AB
1,793 59,859
Essity AB, Class B
2,977 90,340
Evolution AB, 144A
841 87,350
Fastighets AB Balder, Class B *
3,263 25,581
Getinge AB, Class B
1,253 26,065
H & M Hennes & Mauritz AB,
Class B
2,634 41,685
Hexagon AB, Class B
9,714 99,333
Holmen AB, Class B
360 14,732
Husqvarna AB, Class B
2,130 14,338
Industrivarden AB, Class A
620 22,293
Industrivarden AB, Class C
889 31,895
Indutrade AB
1,289 40,522
Investment AB Latour, Class B
751 22,571
Investor AB, Class B
8,326 247,594
L E Lundbergforetagen AB,
Class B
382 20,945
Lifco AB, Class B
1,076 35,943
Nibe Industrier AB, Class B
7,119 35,109
Saab AB, Class B
1,556 36,725
Sagax AB, Class B
924 24,350
Sandvik AB
5,304 112,762
Securitas AB, Class B
2,484 29,029
Skandinaviska Enskilda Banken
AB, Class A
7,881 121,267
Skanska AB, Class B
1,606 32,423
SKF AB, Class B
1,579 29,871
Svenska Cellulosa AB SCA,
Class B
3,062 42,509
Svenska Handelsbanken AB,
Class A
6,976 71,946
Swedbank AB, Class A
4,055 86,643
Swedish Orphan Biovitrum AB *
890 27,736
Tele2 AB, Class B
2,168 24,597
Telefonaktiebolaget LM Ericsson,
Class B
13,403 99,881
Telia Co. AB
10,016 31,058

DBX ETF Trust | 21
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
Trelleborg AB, Class B
1,058 41,235
Volvo AB, Class A
890 23,940
Volvo AB, Class B
7,588 201,446
Volvo Car AB, Class B *
3,258 9,322
(Cost $2,271,703)
2,760,437
Switzerland — 6.7%
ABB Ltd.
7,600 434,784
Adecco Group AG
832 28,228
Alcon, Inc.
2,462 238,366
Avolta AG *
471 18,241
Bachem Holding AG
195 18,616
Baloise Holding AG
239 46,138
Banque Cantonale Vaudoise
183 19,569
Barry Callebaut AG
17 27,518
BKW AG
120 22,530
Chocoladefabriken Lindt &
Spruengli AG Participation
Certificates
10 131,992
Cie Financiere Richemont SA,
Class A
2,587 407,352
Clariant AG *
1,141 17,906
Coca-Cola HBC AG *
1,000 37,035
DSM-Firmenich AG
891 121,144
EMS-Chemie Holding AG
33 27,621
Galderma Group AG *
243 23,527
Geberit AG
166 105,648
Givaudan SA
45 230,598
Glencore PLC *
50,813 267,465
Helvetia Holding AG
188 29,702
Holcim AG *
2,586 248,606
Julius Baer Group Ltd.
958 55,797
Kuehne + Nagel International AG
250 77,378
Logitech International SA
735 66,423
Lonza Group AG
353 230,724
Nestle SA
12,665 1,356,118
Novartis AG
9,557 1,148,122
Partners Group Holding AG
109 156,566
Roche Holding AG
152 55,146
Roche Holding AG
3,403 1,149,746
Sandoz Group AG
1,964 86,180
Schindler Holding AG
105 28,348
Schindler Holding AG
Participation Certificates
180 49,931
SGS SA
735 81,831
SIG Group AG *
1,406 29,673
Sika AG
744 238,066
Sonova Holding AG
260 90,475
STMicroelectronics NV
3,255 103,517
Straumann Holding AG
575 84,858
Swatch Group AG — Bearer
143 29,911
Swatch Group AG — Registered
266 11,077
Swiss Life Holding AG
140 112,982
Number
of Shares Value $
Swiss Prime Site AG
369 41,499
Swiss Re AG
1,457 198,312
Swisscom AG
133 83,942
Temenos AG
261 18,146
UBS Group AG
15,858 484,480
VAT Group AG, 144A
128 65,833
Zurich Insurance Group AG
713 412,174
(Cost $6,588,024)
9,049,841
Taiwan — 5.2%
Accton Technology Corp.
2,354 37,381
Acer, Inc.
13,191 18,040
Advantech Co. Ltd.
2,298 25,070
Airtac International Group
709 19,171
Alchip Technologies Ltd.
379 31,396
ASE Technology Holding Co. Ltd.
16,392 78,655
Asia Cement Corp.
11,177 15,758
Asia Vital Components Co. Ltd.
1,660 31,446
Asustek Computer, Inc.
3,410 57,242
AUO Corp. *
35,775 18,396
Catcher Technology Co. Ltd.
3,046 22,471
Cathay Financial Holding Co.
Ltd.
49,171 97,604
Chailease Holding Co. Ltd.
7,386 33,594
Chang Hwa Commercial Bank
Ltd.
28,449 15,696
Cheng Shin Rubber Industry
Co. Ltd.
9,594 14,890
China Airlines Ltd.
17,656 11,370
China Steel Corp.
55,468 38,580
Chunghwa Telecom Co. Ltd.
19,389 75,156
Compal Electronics, Inc.
16,845 17,482
CTBC Financial Holding Co. Ltd.
75,515 77,073
Delta Electronics, Inc.
9,658 120,612
E Ink Holdings, Inc.
4,077 38,871
E.Sun Financial Holding Co. Ltd.
65,107 57,394
Eclat Textile Co. Ltd.
992 16,621
eMemory Technology, Inc.
292 24,052
Eva Airways Corp.
14,764 16,315
Evergreen Marine Corp. Taiwan
Ltd.
5,265 30,942
Far Eastern New Century Corp.
11,992 13,589
Far EasTone
Telecommunications Co. Ltd.
8,324 23,549
Feng TAY Enterprise Co. Ltd.
2,494 11,382
First Financial Holding Co. Ltd.
52,178 44,447
Formosa Chemicals & Fibre
Corp.
17,034 23,323
Formosa Plastics Corp.
19,972 32,215
Fortune Electric Co. Ltd.
697 14,533
Fubon Financial Holding Co. Ltd.
38,921 111,811
Gigabyte Technology Co. Ltd.
2,632 21,474
Global Unichip Corp.
482 16,800
Globalwafers Co. Ltd.
991 15,009

22 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
Hon Hai Precision Industry Co.
Ltd.
61,193 352,926
Hotai Motor Co. Ltd.
1,873 38,643
Hua Nan Financial Holdings Co.
Ltd.
38,923 31,026
Innolux Corp. *
36,868 18,209
Inventec Corp.
12,194 17,382
KGI Financial Holding Co. Ltd.
81,731 41,134
Largan Precision Co. Ltd.
519 50,618
Lite-On Technology Corp.
10,266 34,338
MediaTek, Inc.
7,464 289,320
Mega Financial Holding Co. Ltd.
58,917 71,735
Micro-Star International Co. Ltd.
3,957 22,698
Nan Ya Plastics Corp.
22,310 31,592
Nanya Technology Corp. *
7,561 12,456
Nien Made Enterprise Co. Ltd.
740 10,872
Novatek Microelectronics Corp.
3,148 53,139
Pegatron Corp.
8,931 28,616
PharmaEssentia Corp. *
1,000 21,851
Pou Chen Corp.
11,351 12,330
President Chain Store Corp.
2,681 23,592
Quanta Computer, Inc.
12,898 108,055
Realtek Semiconductor Corp.
2,500 41,810
Ruentex Development Co. Ltd.
9,137 14,067
Shanghai Commercial & Savings
Bank Ltd.
20,891 26,285
Shin Kong Financial Holding Co.
Ltd. *
62,011 25,006
SinoPac Financial Holdings Co.
Ltd.
48,730 36,559
Synnex Technology International
Corp.
6,351 14,314
Taishin Financial Holding Co.
Ltd.
56,590 32,726
Taiwan Business Bank
34,127 16,855
Taiwan Cooperative Financial
Holding Co. Ltd.
51,417 41,629
Taiwan High Speed Rail Corp.
9,687 9,054
Taiwan Mobile Co. Ltd.
7,823 27,389
Taiwan Semiconductor
Manufacturing Co. Ltd.
119,901 3,538,185
TCC Group Holdings Co. Ltd.
29,025 29,896
Unimicron Technology Corp.
6,526 33,354
Uni-President Enterprises Corp.
22,550 58,225
United Microelectronics Corp.
55,961 97,088
Vanguard International
Semiconductor Corp.
4,774 18,356
Voltronic Power Technology
Corp.
310 19,333
Walsin Lihwa Corp.
13,982 15,363
Wan Hai Lines Ltd.
4,590 11,895
Winbond Electronics Corp.
19,745 14,844
Wistron Corp.
13,738 43,589
Wiwynn Corp.
517 30,706
Number
of Shares Value $
WPG Holdings Ltd.
8,787 22,304
Yageo Corp.
2,058 42,267
Yang Ming Marine Transport
Corp.
8,780 17,703
Yuanta Financial Holding Co.
Ltd.
51,211 51,067
Zhen Ding Technology Holding
Ltd.
3,857 16,337
(Cost $2,958,810)
6,986,148
Thailand — 0.4%
Advanced Info Service PCL,
NVDR
5,200 37,949
Airports of Thailand PCL, NVDR
21,330 37,656
Bangkok Dusit Medical Services
PCL, NVDR
51,800 42,472
Bangkok Expressway & Metro
PCL, NVDR
33,800 7,640
Bumrungrad Hospital PCL,
NVDR
2,500 18,097
Central Pattana PCL, NVDR
9,800 17,228
Central Retail Corp. PCL, NVDR
8,500 7,409
Charoen Pokphand Foods PCL,
NVDR
19,700 14,319
CP ALL PCL, NVDR
27,300 48,800
CP Axtra PCL, NVDR
15,200 13,922
Delta Electronics Thailand PCL,
NVDR
15,300 48,144
Gulf Energy Development PCL,
NVDR
13,910 20,858
Home Product Center PCL,
NVDR
25,100 6,712
Intouch Holdings PCL, NVDR
5,100 12,432
Krung Thai Bank PCL, NVDR
22,300 12,058
Krungthai Card PCL, NVDR
4,500 5,551
Minor International PCL, NVDR
16,594 13,238
PTT Exploration & Production
PCL, NVDR
6,993 29,236
PTT Global Chemical PCL, NVDR
14,300 10,563
PTT Oil & Retail Business PCL,
NVDR
13,800 6,320
PTT PCL, NVDR
45,800 45,333
SCB X PCL, NVDR
3,300 10,433
SCG Packaging PCL, NVDR
6,600 4,739
Siam Cement PCL, NVDR
4,200 28,542
Thai Oil PCL, NVDR
5,375 8,417
True Corp. PCL, NVDR *
33,812 10,290
(Cost $545,660)
518,358
Turkey — 0.2%
Akbank TAS
13,894 23,774
Anadolu Efes Biracilik Ve Malt
Sanayii AS
781 5,105
Aselsan Elektronik Sanayi Ve
Ticaret AS
4,916 8,426
BIM Birlesik Magazalar AS
2,115 33,520
Coca-Cola Icecek AS
5,203 9,300

DBX ETF Trust | 23
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
Eregli Demir ve Celik Fabrikalari
TAS
7,233 10,262
Ford Otomotiv Sanayi AS
247 6,988
Haci Omer Sabanci Holding AS
5,981 15,447
KOC Holding AS
4,292 23,468
Pegasus Hava Tasimaciligi AS *
1,120 7,472
Sasa Polyester Sanayi AS *
47,104 6,802
Tofas Turk Otomobil Fabrikasi AS
973 6,968
Turk Hava Yollari AO *
2,803 24,721
Turkcell Iletisim Hizmetleri AS
4,965 14,332
Turkiye Is Bankasi AS, Class C
39,215 15,215
Turkiye Petrol Rafinerileri AS
4,709 23,302
Turkiye Sise ve Cam Fabrikalari
AS
7,683 9,791
Yapi ve Kredi Bankasi AS
19,213 17,593
(Cost $197,096)
262,486
United Arab Emirates — 0.3%
Abu Dhabi Commercial Bank
PJSC
13,032 31,082
Abu Dhabi Islamic Bank PJSC
6,370 21,887
Abu Dhabi National Oil Co. for
Distribution PJSC
15,036 14,942
ADNOC Drilling Co. PJSC
16,703 20,010
Aldar Properties PJSC
20,618 41,204
Americana Restaurants
International PLC - Foreign Co.
14,047 11,091
Dubai Islamic Bank PJSC
14,366 24,133
Emaar Properties PJSC
30,331 69,699
Emirates NBD Bank PJSC
9,191 49,298
Emirates Telecommunications
Group Co. PJSC
17,316 85,523
First Abu Dhabi Bank PJSC
21,282 77,645
Multiply Group PJSC *
20,274 11,758
(Cost $393,049)
458,272
United Kingdom — 8.9%
3i Group PLC
4,667 194,847
Admiral Group PLC
1,307 50,087
Anglo American PLC
6,143 178,214
Anglogold Ashanti PLC
2,077 61,617
Ashtead Group PLC
2,154 152,701
Associated British Foods PLC
1,728 56,508
AstraZeneca PLC
7,504 1,308,154
Auto Trader Group PLC, 144A
4,710 52,640
Aviva PLC
12,857 85,202
BAE Systems PLC
15,005 268,594
Barclays PLC
70,877 212,601
Barratt Developments PLC
6,857 45,675
Berkeley Group Holdings PLC
504 32,989
BP PLC
79,521 448,444
British American Tobacco PLC
9,668 360,087
BT Group PLC
31,963 58,348
Bunzl PLC
1,654 76,896
Number
of Shares Value $
Centrica PLC
28,061 47,448
Coca-Cola Europacific Partners
PLC
996 80,168
Compass Group PLC
8,343 262,855
Croda International PLC
641 34,574
Diageo PLC
10,837 351,892
Endeavour Mining PLC
864 18,314
Entain PLC
3,199 27,140
GSK PLC
20,062 436,577
Haleon PLC
35,613 178,664
Halma PLC
1,736 59,414
Hargreaves Lansdown PLC
1,365 19,916
HSBC Holdings PLC
89,534 783,940
Imperial Brands PLC
3,972 113,718
Informa PLC
6,534 71,566
InterContinental Hotels Group
PLC
746 74,302
Intertek Group PLC
739 48,041
J Sainsbury PLC
8,955 34,388
JD Sports Fashion PLC
12,600 22,827
Kingfisher PLC
9,689 36,163
Land Securities Group PLC REIT
3,515 29,059
Legal & General Group PLC
28,052 82,450
Lloyds Banking Group PLC
301,064 231,302
London Stock Exchange Group
PLC
2,316 311,765
M&G PLC
9,995 28,143
Melrose Industries PLC
6,705 42,435
Mondi PLC
2,059 39,804
National Grid PLC
23,264 305,099
NatWest Group PLC
32,498 147,330
Next PLC
578 77,161
Pearson PLC
3,094 42,909
Persimmon PLC
1,722 37,179
Phoenix Group Holdings PLC
3,254 24,167
Reckitt Benckiser Group PLC
3,345 191,798
RELX PLC
9,010 418,764
Rentokil Initial PLC
11,945 75,770
Rio Tinto PLC
5,441 340,849
Rolls-Royce Holdings PLC *
41,786 272,412
Sage Group PLC
4,918 65,299
Schroders PLC
3,584 16,116
Segro PLC REIT
6,181 70,720
Severn Trent PLC
1,427 48,183
Shell PLC
30,475 1,073,013
Smith & Nephew PLC
3,977 61,135
Smiths Group PLC
1,739 41,155
Spirax Group PLC
337 34,057
SSE PLC
5,132 127,181
Standard Chartered PLC
10,633 108,838
Taylor Wimpey PLC
17,370 36,739
Tesco PLC
33,890 157,424

24 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Hidden Row
Number
of Shares Value $
Unilever PLC
12,099 779,545
United Utilities Group PLC
3,236 43,327
Vodafone Group PLC
114,246 111,659
Whitbread PLC
891 33,759
Wise PLC, Class A *
3,296 30,495
WPP PLC
5,352 50,902
(Cost $9,988,102)
11,933,454
United States — 0.2%
BeiGene Ltd. *
3,285 49,247
Brookfield Renewable Corp.,
Class A
660 18,825
Legend Biotech Corp., ADR *
456 26,243
RB Global, Inc.
866 74,606
Southern Copper Corp.
421 42,824
(Cost $171,514)
211,745
TOTAL COMMON STOCKS
(Cost $101,313,102)
131,462,557
PREFERRED STOCKS — 0.8%
Brazil — 0.4%
Banco Bradesco SA
25,203 69,940
Centrais Eletricas Brasileiras SA,
Class B
958 7,843
Cia Energetica de Minas Gerais
9,056 18,686
Companhia Paranaense de
Energia, Class B
3,634 6,725
Gerdau SA
6,942 22,541
Itau Unibanco Holding SA
23,432 152,584
Itausa SA
25,831 50,233
Petroleo Brasileiro SA
21,403 149,511
(Cost $350,695)
478,063
Chile — 0.0%
Sociedad Quimica y Minera de
Chile SA, Class B
(Cost $22,581)
706 27,507
Colombia — 0.0%
Bancolombia SA
(Cost $22,107)
2,362 19,648
Germany — 0.2%
Bayerische Motoren Werke AG
277 23,944
Dr Ing hc F Porsche AG, 144A
596 46,671
Henkel AG & Co. KGaA
814 74,467
Porsche Automobil Holding SE
700 31,470
Sartorius AG
112 30,877
Volkswagen AG
973 103,447
(Cost $421,521)
310,876
Russia — 0.0%
Surgutneftegas PJSC * (c)
(Cost $22,480)
41,062 0
South Korea — 0.2%
Hyundai Motor Co.
104 14,130
Number
of Shares Value $
Hyundai Motor Co. - 2nd
Preferred
195 27,005
LG Chem Ltd.
38 6,159
Samsung Electronics Co. Ltd.
3,907 175,484
(Cost $107,693)
222,778
TOTAL PREFERRED STOCKS
(Cost $947,077)
1,058,872
RIGHTS — 0.0%
Brazil — 0.0%
Equatorial Energia SA* , expires
10/4/24
(Cost $0)
344 116
Saudi Arabia — 0.0%
Savola Group* , expires 9/24/24
(Cost $5,033)
1,458 6,185
TOTAL RIGHTS
(Cost $5,033)
6,301
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.* (c)
,
expires 8/22/28
(Cost $0)
108 0
Thailand — 0.0%
BTS Group Holdings PCL*
,
expires 11/7/24
3,960 1
BTS Group Holdings PCL*
,
expires 11/20/26
7,920 14
(Cost $0)
15
TOTAL WARRANTS
(Cost $0)
15
SECURITIES LENDING
COLLATERAL — 0.0%
DWS Government & Agency
Securities Portfolio “DWS
Government Cash Institutional
Shares", 5.21% (e)(f)
(Cost $59,389)
59,389 59,389
CASH EQUIVALENTS — 0.9%
DWS Government Money Market
Series "Institutional Shares",
5.24% (e)
(Cost $1,223,777)
1,223,777 1,223,777
TOTAL INVESTMENTS — 99.4%
(Cost $103,548,378)
133,810,911
Other assets and liabilities,
net — 0.6%
753,933
NET ASSETS — 100.0%
134,564,844

DBX ETF Trust | 25
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2024 is as follows:
Securities are listed in country of domicile.
 *(a) (b)  (c)
Value ($) at
5/31/2024
Purchases Cost
($)
Sales
Proceeds ($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
8/31/2024
Value ($) at
8/31/2024
COMMON STOCKS — 0.1%
Germany — 0.1%
Deutsche Bank AG (d)
179,649 — (24,341) 12,708 (15,751) — — 9,340 152,265
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 5.21% (e)(f)
409,881 — (350,492) (g) — — 713 — 59,389 59,389
CASH EQUIVALENTS — 0.9%
DWS Government Money Market Series "Institutional Shares", 5.24% (e)
3,344,936 4,940,284 (7,061,443) — — 24,800 — 1,223,777 1,223,777
3,934,466 4,940,284 (7,436,276) 12,708 (15,751) 25,513 — 1,292,506 1,435,431
*
Non-income producing security.
(a)
Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2024 amounted to $55,466, which is 0.0% of net assets.
(c)
Investment was valued using significant unobservable inputs.
(d)
Affiliated issuer. This security is owned in proportion with its representation in the index.
(e)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(g) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31,
2024.
ADR: American Depositary Receipt
CDI: Chess Depositary Interests
CPO: Ordinary Participation Certificates
CVA: Credit Valuation Adjustment
GDR: Global Depositary Receipt
JSC: Joint Stock Company
KSCP: Kuwait Shareholding Company Public
NVDR: Non Voting Depositary Receipt
PJSC: Public Joint Stock Company
PSQC: Public Shareholders Qatari Company
QPSC: Qatari Public Shareholders Company
QSC: Qatari Shareholders Company
REIT: Real Estate Investment Trust
SAE: Societe Anonyme Egyptienne
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

26 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
At August 31, 2024 the Xtrackers MSCI All World ex US Hedged Equity ETF had the following sector diversification:
At August 31, 2024, open futures contracts purchased were as follows:
At August 31, 2024, the Fund had the following forward foreign currency contracts outstanding:
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding
Securities Lending
Collateral and Cash
Equivalents
Financials
29,559,470 22 .3
Industrials
18,245,851 13 .8
Information Technology
17,535,354 13 .2
Consumer Discretionary
14,152,822 10 .7
Health Care
13,371,394 10 .1
Consumer Staples
9,804,866 7 .4
Materials
9,044,228 6 .9
Energy
7,110,440 5 .3
Communication Services
7,076,309 5 .3
Utilities
4,241,274 3 .2
Real Estate
2,385,737 1 .8
Total
132,527,745 100 .0
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
†
MINI S&P/TSX 60 Futures
CAD 3 149,393 156,038 9/19/2024 6,645
MSCI EAFE Futures
USD 12 1,412,546 1,475,100 9/20/2024 62,554
MSCI Emerging Markets Index Future
USD 11 599,767 605,000 9/20/2024 5,233
Total unrealized appreciation
74,432
† The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2024.
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ )
β
Depreciation ( $ )
β
JP Morgan & Chase Co.
12/23/2022 HKD 69,525,000 USD 8,908,322 — (8,822)
Goldman Sachs & Co.
12/23/2022 JPY 3,052,780,200 USD 20,385,940 — (505,462)
Goldman Sachs & Co.
9/3/2024 AED 1,490,500 USD 405,837 19 —
Goldman Sachs & Co.
9/3/2024 AED 206,000 USD 56,078 — (9)
JP Morgan & Chase Co.
9/3/2024 AUD 9,429,200 USD 6,162,407 — (220,229)
JP Morgan & Chase Co.
9/3/2024 AUD 135,000 USD 88,227 — (3,154)
JP Morgan & Chase Co.
9/3/2024 CAD 490,000 USD 355,020 — (8,610)
JP Morgan & Chase Co.
9/3/2024 CAD 2,256,500 USD 1,634,929 — (39,627)
RBC Capital Markets
9/3/2024 CAD 11,296,600 USD 8,184,521 — (198,723)
RBC Capital Markets
9/3/2024 CHF 7,524,100 USD 8,577,229 — (277,263)
JP Morgan & Chase Co.
9/3/2024 CNH 11,016,800 USD 1,528,190 — (26,495)
RBC Capital Markets
9/3/2024 CZK 1,736,400 USD 73,859 — (2,816)
Bank of America
9/3/2024 DKK 23,562,800 USD 3,423,134 — (69,232)
Bank of America
9/3/2024 EUR 16,214,600 USD 17,571,892 — (354,198)
RBC Capital Markets
9/3/2024 EUR 10,000,000 USD 10,836,960 — (218,564)

DBX ETF Trust | 27
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ )
β
Depreciation ( $ )
β
RBC Capital Markets
9/3/2024 GBP 9,972,900 USD 12,813,661 — (284,127)
JP Morgan & Chase Co.
9/3/2024 HUF 26,350,800 USD 72,284 — (1,826)
JP Morgan & Chase Co.
9/3/2024 ILS 1,109,000 USD 295,465 — (9,531)
Goldman Sachs & Co.
9/3/2024 KWD 88,000 USD 288,553 642 —
JP Morgan & Chase Co.
9/3/2024 MXN 15,355,700 USD 820,139 40,797 —
Goldman Sachs & Co.
9/3/2024 NOK 5,279,600 USD 483,228 — (14,615)
JP Morgan & Chase Co.
9/3/2024 NZD 258,300 USD 153,423 — (8,055)
RBC Capital Markets
9/3/2024 PLN 1,073,890 USD 270,516 — (6,683)
RBC Capital Markets
9/3/2024 PLN 396,110 USD 99,780 — (2,466)
Goldman Sachs & Co.
9/3/2024 QAR 1,152,600 USD 316,509 — (50)
Goldman Sachs & Co.
9/3/2024 SAR 5,723,000 USD 1,525,169 126 —
Citigroup Global Markets
9/3/2024 SEK 28,800,600 USD 2,691,577 — (113,701)
Goldman Sachs & Co.
9/3/2024 SGD 1,310,300 USD 981,160 — (23,123)
JP Morgan & Chase Co.
9/3/2024 THB 17,819,500 USD 502,106 — (24,528)
Goldman Sachs & Co.
9/3/2024 TRY 9,513,800 USD 277,246 — (965)
Goldman Sachs & Co.
9/3/2024 USD 461,897 AED 1,696,500 9 —
RBC Capital Markets
9/3/2024 USD 6,489,310 AUD 9,564,200 — (15,293)
JP Morgan & Chase Co.
9/3/2024 USD 2,035,621 CAD 2,746,500 2,566 —
RBC Capital Markets
9/3/2024 USD 8,381,822 CAD 11,296,600 1,423 —
RBC Capital Markets
9/3/2024 USD 8,868,054 CHF 7,524,100 — (13,561)
JP Morgan & Chase Co.
9/3/2024 USD 1,502,159 CNH 10,645,800 171 —
JP Morgan & Chase Co.
9/3/2024 USD 51,466 CNH 371,000 889 —
RBC Capital Markets
9/3/2024 USD 76,792 CZK 1,736,400 — (117)
Bank of America
9/3/2024 USD 236,660 DKK 1,629,000 4,783 —
RBC Capital Markets
9/3/2024 USD 3,254,949 DKK 21,933,800 — (4,026)
Bank of America
9/3/2024 USD 17,518,464 EUR 15,826,600 — (21,328)
Bank of America
9/3/2024 USD 11,069,000 EUR 10,000,000 — (13,476)
Bank of America
9/3/2024 USD 420,485 EUR 388,000 8,469 —
RBC Capital Markets
9/3/2024 USD 13,106,884 GBP 9,972,900 — (9,096)
JP Morgan & Chase Co.
9/3/2024 USD 456,560 HKD 3,563,000 424 —
RBC Capital Markets
9/3/2024 USD 8,456,233 HKD 65,962,000 3,927 —
JP Morgan & Chase Co.
9/3/2024 USD 74,303 HUF 26,350,800 — (193)
JP Morgan & Chase Co.
9/3/2024 USD 305,720 ILS 1,109,000 — (724)
Bank of America
9/3/2024 USD 20,463,001 JPY 2,979,515,200 — (72,980)
Goldman Sachs & Co.
9/3/2024 USD 489,266 JPY 73,265,000 12,116 —
Goldman Sachs & Co.
9/3/2024 USD 287,911 KWD 88,000 — —
JP Morgan & Chase Co.
9/3/2024 USD 781,679 MXN 15,355,700 — (2,338)
Goldman Sachs & Co.
9/3/2024 USD 498,442 NOK 5,279,600 — (600)
JP Morgan & Chase Co.
9/3/2024 USD 161,394 NZD 258,300 84 —
RBC Capital Markets
9/3/2024 USD 380,622 PLN 1,470,000 — (1,176)
Goldman Sachs & Co.
9/3/2024 USD 316,214 QAR 1,152,600 346 —
Goldman Sachs & Co.
9/3/2024 USD 1,525,076 SAR 5,723,000 — (33)
JP Morgan & Chase Co.
9/3/2024 USD 2,812,339 SEK 28,800,600 — (7,061)
Goldman Sachs & Co.
9/3/2024 USD 1,005,255 SGD 1,310,300 — (972)
JP Morgan & Chase Co.
9/3/2024 USD 523,980 THB 17,819,500 2,654 —
Goldman Sachs & Co.
9/3/2024 USD 279,255 TRY 9,513,800 — (1,044)
Goldman Sachs & Co.
9/3/2024 USD 1,138,800 ZAR 20,219,400 — (4,991)
Goldman Sachs & Co.
9/3/2024 ZAR 20,219,400 USD 1,108,614 — (25,196)
RBC Capital Markets
9/4/2024 PHP 13,434,900 USD 229,806 — (9,457)
RBC Capital Markets
9/4/2024 USD 239,076 PHP 13,434,900 186 —
JP Morgan & Chase Co.
9/5/2024 BRL 1,180,000 USD 207,979 — (1,268)

28 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ )
β
Depreciation ( $ )
β
RBC Capital Markets
9/5/2024 BRL 8,159,600 USD 1,438,398 — (8,530)
Goldman Sachs & Co.
9/5/2024 CLP 154,508,700 USD 163,489 — (5,597)
JP Morgan & Chase Co.
9/5/2024 COP 156,011,000 USD 38,182 895 —
Goldman Sachs & Co.
9/5/2024 EGP 830,000 USD 16,802 — (239)
JP Morgan & Chase Co.
9/5/2024 IDR 9,691,332,600 USD 595,218 — (31,724)
Goldman Sachs & Co.
9/5/2024 INR 18,307,000 USD 218,388 147 —
Goldman Sachs & Co.
9/5/2024 INR 435,457,100 USD 5,197,316 6,144 —
JP Morgan & Chase Co.
9/5/2024 INR 183,889,700 USD 2,194,152 1,966 —
Goldman Sachs & Co.
9/5/2024 KRW 6,484,294,500 USD 4,714,479 — (141,220)
RBC Capital Markets
9/5/2024 MYR 2,475,200 USD 539,965 — (32,860)
Goldman Sachs & Co.
9/5/2024 TWD 240,953,500 USD 7,366,356 — (169,968)
JP Morgan & Chase Co.
9/5/2024 USD 208,978 BRL 1,180,000 269 —
RBC Capital Markets
9/5/2024 USD 1,440,478 BRL 8,159,600 6,450 —
Goldman Sachs & Co.
9/5/2024 USD 168,503 CLP 154,508,700 582 —
JP Morgan & Chase Co.
9/5/2024 USD 37,317 COP 156,011,000 — (30)
Goldman Sachs & Co.
9/5/2024 USD 17,071 EGP 830,000 — (31)
JP Morgan & Chase Co.
9/5/2024 USD 626,338 IDR 9,691,332,600 604 —
Goldman Sachs & Co.
9/5/2024 USD 5,412,263 INR 453,764,100 — (2,849)
JP Morgan & Chase Co.
9/5/2024 USD 2,192,975 INR 183,889,700 — (788)
Goldman Sachs & Co.
9/5/2024 USD 4,737,631 KRW 6,324,737,500 — (1,415)
Goldman Sachs & Co.
9/5/2024 USD 116,219 KRW 159,557,000 3,264 —
RBC Capital Markets
9/5/2024 USD 572,632 MYR 2,475,200 194 —
Goldman Sachs & Co.
9/5/2024 USD 7,288,111 TWD 232,636,500 — (11,918)
Goldman Sachs & Co.
9/5/2024 USD 254,576 TWD 8,317,000 5,555 —
Goldman Sachs & Co.
10/2/2024 AED 1,696,500 USD 461,909 — (22)
RBC Capital Markets
10/2/2024 AUD 9,564,200 USD 6,494,025 15,369 —
JP Morgan & Chase Co.
10/2/2024 CAD 2,746,500 USD 2,037,498 — (2,568)
RBC Capital Markets
10/2/2024 CAD 11,296,600 USD 8,389,559 — (1,413)
RBC Capital Markets
10/2/2024 CHF 7,524,100 USD 8,898,321 13,375 —
RBC Capital Markets
10/2/2024 CZK 1,736,400 USD 76,843 115 —
RBC Capital Markets
10/2/2024 DKK 21,933,800 USD 3,260,477 4,153 —
Bank of America
10/2/2024 EUR 10,000,000 USD 11,083,690 13,399 —
Bank of America
10/2/2024 EUR 15,826,600 USD 17,541,713 21,206 —
RBC Capital Markets
10/2/2024 GBP 9,972,900 USD 13,110,474 9,240 —
JP Morgan & Chase Co.
10/2/2024 HUF 26,350,800 USD 74,228 190 —
Bank of America
10/2/2024 JPY 2,979,515,200 USD 20,549,500 73,014 —
Goldman Sachs & Co.
10/2/2024 KWD 88,000 USD 288,809 — —
JP Morgan & Chase Co.
10/2/2024 MXN 15,355,700 USD 778,036 2,208 —
Goldman Sachs & Co.
10/2/2024 NOK 5,279,600 USD 498,740 593 —
JP Morgan & Chase Co.
10/2/2024 NZD 258,300 USD 161,618 126 —
RBC Capital Markets
10/2/2024 PHP 13,434,900 USD 239,000 — (226)
RBC Capital Markets
10/2/2024 PLN 1,470,000 USD 380,454 1,178 —
Goldman Sachs & Co.
10/2/2024 QAR 1,152,600 USD 316,153 — (388)
Goldman Sachs & Co.
10/2/2024 SAR 5,723,000 USD 1,524,751 16 —
Goldman Sachs & Co.
10/2/2024 SAR 151,000 USD 40,231 2 —
JP Morgan & Chase Co.
10/2/2024 SEK 28,800,600 USD 2,816,643 7,038 —
Goldman Sachs & Co.
10/2/2024 SGD 1,310,300 USD 1,007,017 976 —
JP Morgan & Chase Co.
10/2/2024 THB 17,819,500 USD 525,060 — (2,834)
Goldman Sachs & Co.
10/2/2024 TRY 9,513,800 USD 269,143 728 —
RBC Capital Markets
10/2/2024 USD 90,308 AUD 133,000 — (215)
JP Morgan & Chase Co.
10/2/2024 USD 38,619 CAD 52,000 6 —

DBX ETF Trust | 29
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ )
β
Depreciation ( $ )
β
RBC Capital Markets
10/2/2024 USD 26,019 CHF 22,000 — (40)
RBC Capital Markets
10/2/2024 USD 202,453 GBP 154,000 — (146)
Bank of America
10/2/2024 USD 1,076,503 JPY 156,082,000 — (3,841)
Goldman Sachs & Co.
10/2/2024 ZAR 20,219,400 USD 1,136,017 4,921 —
Goldman Sachs & Co.
10/2/2024 ZAR 1,131,000 USD 63,545 275 —
JP Morgan & Chase Co.
10/3/2024 BRL 1,180,000 USD 208,327 — (241)
JP Morgan & Chase Co.
10/3/2024 BRL 586,000 USD 103,383 — (194)
RBC Capital Markets
10/3/2024 BRL 8,159,600 USD 1,436,312 — (5,914)
Goldman Sachs & Co.
10/3/2024 CLP 154,508,700 USD 168,448 — (565)
JP Morgan & Chase Co.
10/3/2024 COP 156,011,000 USD 37,172 37 —
Goldman Sachs & Co.
10/3/2024 EGP 830,000 USD 16,820 — (46)
RBC Capital Markets
10/3/2024 HKD 1,212,000 USD 155,575 — (75)
RBC Capital Markets
10/3/2024 HKD 65,962,000 USD 8,467,251 — (3,844)
JP Morgan & Chase Co.
10/3/2024 IDR 9,691,332,600 USD 625,691 — (543)
JP Morgan & Chase Co.
10/3/2024 IDR 716,640,000 USD 46,149 — (159)
RBC Capital Markets
10/3/2024 MYR 2,475,200 USD 573,295 — (606)
Goldman Sachs & Co.
10/3/2024 TWD 232,636,500 USD 7,318,835 19,993 —
Goldman Sachs & Co.
10/4/2024 INR 453,764,100 USD 5,406,717 2,312 —
Goldman Sachs & Co.
10/4/2024 INR 8,003,000 USD 95,353 36 —
JP Morgan & Chase Co.
10/4/2024 INR 183,889,700 USD 2,192,975 2,818 —
Goldman Sachs & Co.
10/4/2024 KRW 6,324,737,500 USD 4,745,095 — (298)
Goldman Sachs & Co.
10/4/2024 USD 196,566 KRW 261,806,000 — (135)
JP Morgan & Chase Co.
10/7/2024 ILS 1,109,000 USD 306,086 668 —
JP Morgan & Chase Co.
10/9/2024 CNH 10,645,800 USD 1,507,575 — (835)
JP Morgan & Chase Co.
10/9/2024 USD 36,822 CNH 260,000 17 —
Total unrealized appreciation (depreciation)
299,710 (3,060,121)
β
The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2024.

30 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Currency Abbreviations
AED Arab Emirates Dirham
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
EGP Egyptian Pound
EUR Euro
GBP Pound Sterling
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KWD Kuwaiti Dinar
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PHP Philippine Peso
PLN Polish Zloty
QAR Qatari Rial
SAR Saudi Riyal
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD New Taiwan Dollar
USD U.S. Dollar
ZAR South African Rand

DBX ETF Trust | 31
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments.
During the period ended August 31, 2024, the amount of transfers from Level 1 to Level 3 was $42,203. The investment was transferred from Level 1 to
Level 3 due to the lack of observable market data due to a decrease in market activity. Transfers between price levels are recognized at the beginning of the reporting period.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (844) 851-
4255. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DBAW-PH1
R-089711-2 (5/25) DBX006037 (5/25)
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 131,406,817 $ — $ 55,740 $ 131,462,557
Preferred Stocks (a)
1,058,872 — — 1,058,872
Rights (a)
6,301 — — 6,301
Warrants (a)
15 — — 15
Short-Term Investments (a)
1,283,166 — — 1,283,166
Derivatives (b)
Forward Foreign Currency Contracts
— 299,710 — 299,710
Futures Contracts
74,432 — — 74,432
TOTAL
$ 133,829,603 $ 299,710 $ 55,740 $ 134,185,053
Liabilities Level 1 Level 2 Level 3 Total
Derivatives (b)
Forward Foreign Currency Contracts
$ — $ (3,060,121) $ — $ (3,060,121)
TOTAL
$ — $ (3,060,121) $ — $ (3,060,121)
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.